IDS
Life Series
Fund, Inc.
(icon of)
Offers six portfolios with separate goals and objectives to provide investment flexibility for Variable Life Insurance Policies.

(icon of) the planet Saturn

1997 SEMIANNUAL REPORT

      Managed by IDS Life Insurance Company

Contents

From the president                           3

Equity Portfolio
From the portfolio manager                   4
Ten largest holdings                         5

Income Portfolio
From the portfolio manager                   6
Ten largest holdings                         7

Money Market Portfolio
From the portfolio manager                   8

Managed Portfolio
From the portfolio managers                  9
Ten largest holdings                        10

Government Securities Portfolio
From the portfolio manager                  11

International Equity Portfolio
From the portfolio manager                  12
Ten largest holdings                        13

All portfolios
Financial statements                        14
Notes to financial statements               21
Investments in securities                   35
Directors and officers                      63

 To our policyowners


      From the president

      Diversification and balance continue to be vital elements in a financial strategy. These elements are provided by combining the six investment options of IDS Life Series Fund with life insurance protection.

      You can allocate your policy's value among these portfolios. However, it should be noted that the six investment options may not be available under all policies. For example, the International Equity Portfolio is available only to purchasers of Flexible Premium Variable Life Insurance (Variable Universal Life and Variable Second-to-Die) policies.

      In their comments on the following pages, the funds' portfolio managers review the first six months of the fiscal year, which ran from through May through October 1997.

      Sincerely,



      Richard W. Kling
      President
      IDS Life Series Fund, Inc.
      (picture of) Richard W. Kling

      Equity Portfolio

      Despite a sharp downturn in the stock market at the end of the period, Equity Portfolio performed well from May through October 1997, producing a total return of 27.01%. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

      Given that large-capitalization stocks have generally led the market in recent years, the performance of the portfolio, which is concentrated in small- and mid-cap stocks, was particularly gratifying. With some blue chip stocks falling on hard times in recent months, investors began turning to smaller companies.

      The portfolio underwent a restructuring last spring when I assumed management responsibilities. The number of stocks owned was cut dramatically, from almost 200 to about 130. This reduction, along with a lowering of cash reserves, means the portfolio is more concentrated and potentially volatile. Therefore, stocks that perform well will have greater positive impact on performance, and vice-versa. The latter point was evident in late October, when the market and the portfolio dropped sharply. Over the long run, though, I think overall performance will benefit.

      As for stock selection, I look for those that can deliver a consistent, high level of earnings growth, generally above 15%. While each stock is picked individually, common themes have emerged, such as "year 2000" and the "aging of America." The portfolio includes stocks that should benefit from both trends. Looking at stock sectors, the portfolio is concentrated in technology and health care; they represent almost half of all holdings. Much of the rest of the portfolio is invested in financial services, energy services and retailing stocks.

      Despite the volatility in the stock market, the economy is still healthy, interest rates remain low, and many businesses continue to report strong earnings. I think the market will reward that growth, and the portfolio is positioned to benefit accordingly.



      Louis Giglio
      (picture of)Louis Giglio
      Louis Giglio
      Portfolio Manager

 The Portfolio's ten largest holdings

      Equity Portfolio


                                    Percent                    Value
                (of Portfolio's net assets)     (as of Oct. 31, 1997)

       Viasoft                        2.74%              $20,500,000

       HBO & Co                       2.46                18,444,000

       CIENA                          1.84                13,750,000

       Watson Pharmaceuticals         1.70                12,700,000

       McAfee Associates*             1.66                12,437,500

       USA Waste Services             1.65                12,351,525

       Outdoor Systems                1.64                12,300,000

       Sterling Commerce              1.60                11,947,500

       KLA-Tencor                     1.47                10,984,375

       Steris                         1.46                10,931,250

      * Merged with Network General on Dec. 1, 1997 and changed its name to Network Associates.

      (icon of) pie chart

      The ten holdings listed here make up 18.22% of the Portfolio's net assets

      Income Portfolio

      A generally good environment for bonds prevailed during the past six months, fostering higher prices in most sectors of the market. For policy owners, the result was a total return of 5.97% for the first half of the fiscal year -- May through October 1997. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

      After a difficult winter capped by an interest-rate increase by the Federal Reserve in early March, the bond market was enjoying a more favorable climate when the period began last spring. Although data showed that the economy was continuing to chug along, the growth was not being accompanied by an increase in the inflation rate, which many investors had anticipated. Consequently, long-term interest rates began declining, a trend that continued through July. Because falling rates boost bond prices, the portfolio experienced healthy appreciation along the way. The rally stalled out in August, as inflation fear resurfaced and interest rates rose a bit. But more tame inflation news led to a rebound in the fall.

      As always, the portfolio remained invested in three main bond sectors: bonds issued by corporations (about half of the investments); mortgage-backed bonds issued by federal government agencies such as Fannie Mae and Ginnie Mae; and bonds issued by the U.S. Treasury. Because of their price-sensitivity to changes in interest rates, the Treasury bond holdings performed best over the six months.

      Because of my concern that inflation might heat up, I kept a relatively high level of cash reserves during the period. In the end, this tempered the portfolio's performance somewhat. On the other hand, I reduced investments in mortgage-backed bonds and increased investments in Treasury bonds, which ultimately enhanced performance.

      As for the rest of the fiscal year, I continue to expect upward pressure on interest rates. Therefore, I plan to maintain a relatively conservative investment approach that stresses income more than potential price appreciation.




      Lorraine R. Hart
      (picture of)Lorraine R. Hart
      Lorraine R. Hart
      Portfolio Manager

 The Portfolio's ten largest holdings

      Income Portfolio


                                                  Percent                 Value
                              (of Portfolio's net assets)  (as of Oct. 31, 1997)

       Lloyds Bank                                   .91%              $675,637

      5.94% 2049
       Midland Bank                                  .87                642,450

      6.06% 2049
       Parker & Parsley Petroleum                    .75                557,140

      8.25% 2007
       Kroger                                        .73                543,125

      8.15% 2006
       Gulf Canada Resources                         .73                542,500

      9.625% 2005
       Oryx Energy                                   .73                539,165

      8.125% 2005
       Hubco Capital Trust                           .73                538,214

      8.98% 2027
       Long Island Lighting                          .72                534,330

      8.625% 2004
       Socgen Real Estate                            .71                527,580

      7.64% 2049
       Repap Wisconsin                               .71                527,500

      9.25% 2002

      Excludes U.S. Treasury and mortgage-backed securities.

      (icon of) pie chart
      The ten holdings listed here make up 7.59% of the Portfolio's net assets

      Money Market Portfolio

      Short-term interest rates were little changed during the first half of the fiscal year (May through October 1997), resulting in a six-month yield on the portfolio of 2.56%. The net asset value remained at $1 per share during the period. (An investment in the portfolio is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the portfolio will be able to maintain a stable net asset value of $1 per share.)

      The economy continued to grow at a healthy pace during the past six months, while the unemployment rate continued to fall. Historically, such conditions have led to an increase in the rate of inflation and, consequently, higher interest rates. However, as has been the case in recent years, inflation remained quite tame and, in fact, even declined a bit over the period.

      With higher inflation still appearing to be held at bay, the Federal Reserve Board, or Fed, decided not to raise short-term interest rates during the six months. Therefore, aside from one brief rise in mid-summer, the yields on the short-term securities this portfolio invests in stayed basically the same.

      Because I expected interest rates to rise, I kept the average maturity of the portfolio relatively short -- an average of about 24 days for the six months. This strategy is based on the fact that the longer the portfolio's average maturity, the longer it takes the portfolio to respond to a change in interest rates. Therefore, when rates rise, a shorter maturity allows me to more quickly add new, higher-yielding investments, which increases the income paid to shareholders. In this case, the yields on longer maturity securities were only slightly above that of short-maturity issues, so I decided it wasn't prudent to substantially lengthen the portfolio's maturity.

      At this point (mid-November), while inflation has yet to show clear signs of picking up, I think the odds still favor somewhat higher interest rates in the months ahead. Therefore, barring a major change in the environment, I plan to maintain a short maturity in the portfolio until higher rates begin to materialize.




      Terry Fettig
      (picture of) Terry Fettig
      Terry Fettig
      Portfolio Manager

      Managed Portfolio

      The past six months was a positive period overall for U.S. stocks and bonds, as they benefited from tame inflation, falling interest rates and solid economic growth. The portfolio's performance reflected those favorable factors, generating a total return of 12.53% in the first half of the fiscal year -- May through October 1997. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

      The first three months were especially strong, allowing the portfolio to gain more than 10% during that time. From that point, the environment became more difficult, as a rise in long-term interest rates in the U.S. last August and a sharp sell-off in worldwide financial markets in late October forced the portfolio to give back some of its gain. Nevertheless, it was a productive six months.

      Among the stock holdings, those in the telecommunications equipment, technology, health care, financial services, energy services, retailing and auto sectors took turns making positive contributions. On the bond side, we maintained a mix of U.S. Treasury and corporate issues, the majority of them with high credit-quality ratings.

      Because we were cautious about the prospects for both stocks and bonds as the period began, we had a high level of cash reserves in the portfolio. But, as the investment environment remained favorable, we gradually reduced the cash level and put more money to work in stocks. By the fall, we had built up the stock portion to about 65% of assets, with about 29% in bonds and 6% in cash.

      Looking toward the second half of the fiscal year, we expect the financial markets to remain rather volatile. Still, the investment fundamentals -- including low inflation, low long-term interest rates and solid economic growth -- are intact. Therefore, unless there's a major change, we plan to stick with our emphasis on stocks, complemented by high-quality bonds.



      Betty J. Tebault
      (picture of) Betty J. Tebault
      Betty J. Tebault
      Portfolio Manager



      Scott Schroepfer
      (picture of) Scott Schroepfer
      Scott Schroepfer
      Portfolio Manager

 The Portfolio's ten largest holdings

      Managed Portfolio

                                             Percent                  Value
                          (of Portfolio's net assets)  (as of Oct. 31, 1997)

       Tyco Intl                                1.36%            $6,666,650
       Sofamor Danek Group                      1.27              6,198,750

       Rite Aid                                 1.22              5,937,500

       Tenet Healthcare                         1.19              5,806,875

       Washington Mutual                        1.10              5,386,031

       BankBoston                               1.08              5,269,063

       CVS                                      1.07              5,211,563

       Cincinnati Bell                          1.05              5,130,000

       Baker Hughes                             1.03              5,053,125

       USA Waste Services                       1.02              4,995,000


      Excludes U.S. Treasury and mortgage backed securities.

      (icon of) pie chart

      The ten holdings listed here make up 11.39% of the Portfolio's net assets

      Government Securities Portfolio

      An overall decline in interest rates made for a largely favorable environment for bonds during the past six months. As a result, the portfolio generated a total return of 6.57% for policy owners during the first half of the fiscal year -- May through October 1997. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

      After rising throughout most of the winter and early spring, interest rates began declining around the start of the fiscal year, as ongoing reports of low consumer and producer prices eased investors' fears of a potential run-up in the inflation rate. Naturally, this was good news for the portfolio, whose bond holdings appreciated in value. (Bond prices move in the opposite direction of interest rates).

      The positive interest rate trend continued until August, when reports of stronger-than-expected economic growth re-ignited concern of impending higher inflation and, consequently, drove rates up. But new data indicating still-tame inflation calmed the bond market in September and October, and rates settled back down.

      The biggest beneficiaries of the overall rate decline were the portfolio's investments in U.S. Treasury bonds, whose prices react most strongly to interest-rate changes. I kept between 57% and 63% of assets in "Treasurys." The rest was invested in mortgage-backed bonds issued by the federal government, which provided more interest income than Treasurys but did not enjoy as much price appreciation when interest rates were falling.

      As the period progressed, I reduced the Treasury investments somewhat and moved more money into mortgage-backed bonds. The strategy was based on my expectation that interest rates would rise and my desire to preserve's policy owners' capital should that happen.

      As of mid-November, I continue to think the odds favor modestly higher interest rates in the months ahead. Therefore, I plan to stick with a conservative investment approach unless new economic data indicate a change in the environment.




      James W. Snyder
      (picture of) James W. Snyder
      James W. Snyder
      Portfolio Manager

      International Equity Portfolio

      Worldwide stock markets were highly volatile during the past six months, but the portfolio nevertheless generated a healthy gain. For the first half of the fiscal year -- May through October -- policy owners realized a total return of 6.38%. (This figure does not reflect expenses that apply to the variable subaccounts or to the policy.)

      Thanks to generally good economic growth and stable-to-declining interest rates throughout much of the world, stock markets as a whole rallied strongly from May through July. The portfolio was well positioned for the upturn, gaining more than 20% in those three months.

      Although rising interest rates in the U.S. drove that and many other markets down in August, stocks recovered well in the following several weeks. The biggest development of the period, though, came in the final week, when collapsing currencies in Southeast Asia sparked a severe decline in the Hong Kong stock market. That in turn set in motion a domino effect that drove down stocks worldwide, including in the U.S.

      The portfolio's largest area of investment during the six months was the U.S., which I increased to about one fourth of assets by period-end. That proved to be a successful strategy given that market's overall strong performance. Among other major markets, I also kept varying amounts of exposure (between 5% and 15% each) to Japan, the United Kingdom, France and Canada. Investments in emerging markets, including Mexico and Brazil, were relatively modest but made an overall positive contribution to performance.

      As we enter the second half of the fiscal year, many countries continue to enjoy the favorable factors of low inflation and good corporate profits. However, the after-effects of the currency and market erosion in Southeast Asia may be felt around the world for a while yet. Therefore, I am concentrating investments in larger markets, chiefly the U.S. and Europe, which would be better able to withstand a potentially difficult environment.




      John O'Brien
      (picture of) John O'Brien
      John O'Brien
      Portfolio Manager

 The Portfolio's ten largest holdings

 International Equity Portfolio


                                              Percent                 Value
                           (of Portfolio's net assets) (as of Oct. 31, 1997)

 Rhone-Poulenc (France)                         3.44%            $5,593,722

 Societe Elf Aquitaine (France)                 2.28              3,704,600

 JBA Holdings (United Kingdom)                  2.20              3,580,562

 Philips Electronics (Netherlands)              2.18              3,536,881

 Porsche (Germany)                              2.17              3,527,365

 Dassault Systems (France)                      1.99              3,231,408

 Credito Italiano (Italy)                       1.98              3,222,336

 Rohr (United States)                           1.87              3,031,250

 EDAP TMS ADR (France)                          1.57              2,555,000

 Istituto Bancario San Paolo di Torino (Italy)  1.56              2,524,564

(icon of) pie chart

      The ten holdings listed here make up 21.24% of the Portfolio's net assets

 Financial statements

      Statements of assets and liabilities
      IDS Life Series Fund, Inc.
      Oct. 31, 1997 (Unaudited)


                                                                                   Equity             Income              Money
                                                                                Portfolio          Portfolio             Market
                                                                                                                      Portfolio

                                  Assets
 Investments in securities, at value (Note 1)
      (identified cost: $631,487,850; $68,857,726 and
      $31,988,544, respectively)                                             $747,227,749        $70,424,457        $31,988,544
 Cash in bank on demand deposit                                                   111,062             40,452             32,778
 Receivable for investment securities sold                                     13,282,049          3,092,551                 --
 Dividends and accrued interest receivable                                        128,942          1,185,324              9,127
 Receivable for capital stock sold                                                     --            388,281            112,096
                                                                                ---------            -------            -------
 Total assets                                                                 760,749,802         75,131,065         32,142,545
                                                                              -----------         ----------         ----------


                                  Liabilities
 Dividends payable to shareholders (Note 1)                                            --            406,947            135,719
 Payable for investment securities purchased                                   10,504,675            459,930                 --
 Accrued investment management services fee                                       469,892             43,915             13,535
 Payable for capital stock redeemed                                             1,074,792              3,557            348,641
 Other accrued expenses                                                           236,357             38,454              7,742
                                                                                  -------             ------              -----
 Total liabilities                                                             12,285,716            952,803            505,637
                                                                               ----------            -------            -------
 Net assets applicable to capital stock                                      $748,464,086        $74,178,262        $31,636,908
                                                                             ============        ===========        ===========

                                  Represented by
 Capital stock-- of $.001 par value (Note 1)                                 $     25,944        $     7,244        $    31,640
 Additional paid-in capital                                                   554,634,855         72,328,379         31,606,230
 Undistributed (excess of distributions over) net investment income              (905,090)            19,838                 --
 Accumulated net realized gain (loss)                                          78,968,478            256,070               (962)
 Unrealized appreciation (depreciation) on investments and on
      translation of assets and liabilities in foreign currencies             115,739,899          1,566,731                 --
                                                                              -----------          ---------        -----------
 Total-- representing net assets applicable to outstanding capital stock     $748,464,086        $74,178,262        $31,636,908
                                                                             ------------        -----------        -----------
 Shares outstanding                                                            25,943,974          7,244,278         31,639,882
                                                                               ----------          ---------         ----------
 Net asset value per share of outstanding capital stock                      $      28.85        $     10.24        $      1.00
                                                                        =================    ===============   ================

See accompanying notes to financial statements.

      Statements  of assets and  liabilities  (continued)
      IDS Life Series Fund,Inc.
      Oct. 31, 1997 (Unaudited)

                                                                                       Managed     Government    International
                                                                                     Portfolio     Securities           Equity
                                                                                                    Portfolio        Portfolio

                                  Assets

 Investments in securities, at value (Note 1):
      (identified cost: $427,603,742; $14,479,499 and $165,092,962, respectively) $485,265,624    $14,879,232     $167,315,148
 Cash in bank on demand deposit                                                         52,081        151,806           15,911
 Receivable for investment securities sold                                           9,499,045             --        1,141,060
 Dividends and accrued interest receivable                                           2,703,440        191,474          212,343
 Unrealized appreciation on foreign
      currency contracts held, at value (Notes 1 and 4)                                     --             --          245,628
 Receivable for capital stock sold                                                   2,137,421         58,203               --
                                                                                     ---------         ------      -----------
 Total assets                                                                      499,657,611     15,280,715      168,930,090
                                                                                   -----------     ----------      -----------


                                  Liabilities
 Dividends payable to shareholders (Note 1)                                          2,861,594         69,620               --
 Payable for investment securities purchased                                         7,624,184        303,000        6,211,737
 Accrued investment management services fee                                            299,136          8,811          137,886
 Unrealized depreciation on foreign
      currency contracts held, at value (Notes 1 and 4)                                     --             --            4,357
 Payable for capital stock redeemed                                                     21,778         21,389           74,789
 Other accrued expenses                                                                169,736          2,519            7,455
                                                                                       -------          -----            -----
 Total liabilities                                                                  10,976,428        405,339        6,436,224
                                                                                    ----------        -------        ---------
 Net assets applicable to outstanding capital stock                               $488,681,183    $14,875,376     $162,493,866
                                                                                  ============    ===========     ============


                                  Represented by
 Capital stock-- of $.001 par value (Note 1)                                      $     27,457    $     1,470     $     10,649
 Additional paid-in capital                                                        412,470,242     14,466,716      156,212,989
 Undistributed (excess of distributions over) net investment income                    (91,782)       (18,384)          94,691
 Accumulated net realized gain (loss)                                               18,613,591         25,841        3,897,842
 Unrealized appreciation (depreciation) on investments and on
      translation of assets and liabilities in foreign currencies                   57,661,675        399,733        2,277,695
                                                                                    ----------        -------        ---------
 Total-- representing net assets applicable to outstanding capital stock          $488,681,183    $14,875,376     $162,493,866
                                                                                  ============    ===========     ============
 Shares outstanding                                                                 27,457,012      1,469,634       10,649,420
                                                                                    ----------      ---------       ----------
 Net asset value per share of outstanding capital stock                           $      17.80    $     10.12     $      15.26
                                                                                  ------------    -----------     ------------

See accompanying notes to financial statements.

      Financial statements

      Statements of operations
      IDS Life Series Fund, Inc.
      Six months ended Oct. 31, 1997 (Unaudited)


                                                                                        Equity         Income          Money
                                                                                     Portfolio      Portfolio         Market
                                                                                                                   Portfolio

                                  Investment income
 Income:
 Dividends                                                                        $    939,399     $    6,510       $     --
 Interest                                                                              928,128      2,638,834        862,678
      Less foreign taxes withheld                                                       (1,791)            --             --
                                                                                        ------      ---------        -------
 Total income                                                                        1,865,736      2,645,344        862,678
                                                                                     ---------      ---------        -------
 Expenses (Note 2):
 Investment management services fee                                                  2,484,076        248,563         76,746
 Custodian fees                                                                        140,000         11,000          8,000
 Audit fees                                                                              8,000          6,372          4,000
 Directors fees                                                                         12,000            649            800
 Printing and postage                                                                   75,000          8,417          2,000
 Other                                                                                  51,750            827          3,619
                                                                                        ------            ---          -----
 Total expenses                                                                      2,770,826        275,828         95,165
      Less expenses voluntarily reimbursed by IDS Life                                      --             --         (3,069)
                                                                                     ---------      ---------         ------
 Total expenses-- net                                                                2,770,826        275,828         92,096
                                                                                     ---------        -------         ------
 Investment income (loss)-- net                                                       (905,090)     2,369,516        770,582
                                                                                      --------      ---------        -------


                                  Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactions (Note 3)                                                79,042,467        256,070           (146)
      Foreign currency transactions                                                     (2,936)            --             --
                                                                                        ------                          ----
 Net realized gain (loss) on investments                                            79,039,531        256,070           (146)
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies            72,838,104      1,405,568             --
                                                                                    ----------      ---------           ----
 Net gain (loss) on investments and foreign currencies                             151,877,635      1,661,638           (146)
                                                                                   -----------      ---------           ----
 Net increase (decrease) in net assets resulting from operations                  $150,972,545     $4,031,154       $770,436
                                                                                  ============     ==========       ========

See accompanying notes to financial statements.

      Statements of operations (continued)
      IDS Life Series Fund, Inc.
      Six months ended Oct. 31, 1997 (Unaudited)

                                                                                   Managed     Government       International
                                                                                 Portfolio     Securities              Equity
                                                                                                Portfolio           Portfolio


                                  Investment income
 Income:
 Dividends                                                                    $  1,305,623     $       --         $   908,792
 Interest                                                                        6,671,947        448,871             362,905
      Less foreign taxes withheld                                                   (1,800)            --             (42,280)
                                                                                    ------        -------             -------
 Total income                                                                    7,975,770        448,871           1,229,417
                                                                                 ---------        -------           ---------
 Expenses (Note 2):
 Investment management services fee                                              1,649,021         48,806             746,166
 Custodian fees                                                                     36,941          4,500              72,000
 Audit fees                                                                          7,000          4,000               6,000
 Directors fees                                                                      3,869            500               1,000
 Printing and postage                                                              117,300          3,000               5,000
 Other                                                                              11,166            809                 547
                                                                                    ------            ---                 ---
 Total expenses                                                                  1,825,297         61,615             830,713
      Less expenses voluntarily reimbursed by IDS Life                                  --         (5,836)             (6,003)
                                                                                 ---------         ------              ------
 Total expenses-- net                                                            1,825,297         55,779             824,710
                                                                                 ---------         ------             -------
 Investment income (loss)-- net                                                  6,150,473        393,092             404,707
                                                                                 ---------        -------             -------


                                  Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
      Security transactons (Note 3) (net of foreign taxes withheld
      of $47,957 for International Equity Portfolio)                            18,523,335         25,841           4,250,803
      Foreign currency transactions                                                     --             --            (445,191)
      Options contracts written                                                    112,771             --             100,105
                                                                                   -------         ------             -------
 Net realized gain (loss) on investments                                        18,636,106         25,841           3,905,717
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies        26,748,174        471,490           2,523,591
                                                                                ----------        -------           ---------
 Net gain (loss) on investments and foreign currencies                          45,384,280        497,331           6,429,308
                                                                                ----------        -------           ---------
 Net increase (decrease) in net assets resulting from operations               $51,534,753       $890,423          $6,834,015
                                                                               ===========       ========          ==========

See accompanying notes to financial statements.

      Financial statements

      Statements of changes in net assets
      IDS Life Series Fund, Inc.

                                                                                  Equity                          Income
                                                                                 Portfolio                       Portfolio
                                                                  Six months ended      Year ended Six months ended  Year ended
                                                                     Oct. 31, 1997  April 30, 1997     Oct. 31, 1997 April 30, 1997
                                                                       (Unaudited)                       (Unaudited)



                                  Operations and distributions
 Investment income (loss)-- net                                       $   (905,090)   $ 1,090,051    $ 2,369,516   $ 4,145,791
 Net realized gain (loss) on investments                                79,039,531     25,205,763        256,070       872,910
 Net change in unrealized appreciation
      (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                   72,838,104    (47,584,150)     1,405,568      (278,890)
                                                                        ----------    -----------      ---------      --------
 Net increase (decrease) in net assets resulting from operations       150,972,545    (21,288,336)     4,031,154     4,739,811
                                                                       -----------    -----------      ---------     ---------
 Distributions to shareholders from:
      Net investment income                                                (20,999)    (1,069,807)    (2,369,516)   (4,144,980)
      Excess distribution of net investment income                              --             --             --          (811)
      Net realized gain                                                (25,086,345)   (73,838,149)      (287,088)           --
                                                                       -----------    -----------       --------     ---------
 Total distributions                                                   (25,107,344)   (74,907,956)    (2,656,604)   (4,145,791)
                                                                       -----------    -----------     ----------    ----------


                                  Capital share transactions (Note 5)
 Proceeds from sales                                                    52,441,086    134,772,812      6,764,956    12,860,826
 Reinvested distributions at net asset value                            25,107,344     74,907,956      2,656,604     4,145,791
 Payments for redemptions                                               (6,467,541)   (10,378,879)    (3,362,606)   (5,832,042)
                                                                        ----------    -----------     ----------    ----------
 Increase (decrease) in net assets from capital share transactions      71,080,889    199,301,889      6,058,954    11,174,575
                                                                        ----------    -----------      ---------    ----------
 Total increase (decrease) in net assets                               196,946,090    103,105,597      7,433,504    11,768,595
 Net assets at beginning of period                                     551,517,996    448,412,399     66,744,758    54,976,163
                                                                       -----------    -----------     ----------    ----------
 Net assets at end of period                                          $748,464,086   $551,517,996    $74,178,262   $66,744,758
                                                                      ============   ============    ===========   ===========
 Undistributed (excess of distributions over) net investment income   $   (905,090)  $     20,999    $    19,838   $    19,838
                                                                      ------------   ------------    -----------   -----------

See accompanying notes to financial statements.

      Statements of changes in net assets (continued)
      IDS Life Series Fund, Inc.


                                                                             Money Market                        Managed
                                                                              Portfolio                        Portfolio
                                                                 Six months ended      Year ended Six months ended       Year ended
                                                                    Oct. 31, 1997  April 30, 1997    Oct. 31, 1997   April 30, 1997
                                                                      (Unaudited)                      (Unaudited)

                                  Operations and distributions
 Investment income (loss)-- net                                        $   770,582    $   950,435    $  6,150,473      $ 12,657,967
 Net realized gain (loss) on investments                                      (146)           (79)     18,636,106        31,253,972
 Net change in unrealized appreciation
      (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                           --             --      26,748,174        (1,450,532)
                                                                                                       ----------        ----------
 Net increase (decrease) in net assets resulting from operations           770,436        950,356      51,534,753        42,461,407
                                                                           -------        -------      ----------        ----------
 Distributions to shareholders from:
      Net investment income                                               (770,582)      (950,435)     (6,150,414)      (12,603,155)
      Excess distribution of net investment income                              --             --              --           (55,452)
      Net realized gain                                                         --             --     (31,257,376)      (13,910,481)
                                                                                                      -----------       -----------
 Total distributions                                                      (770,582)      (950,435)    (37,407,790)      (26,569,088)
                                                                          --------       --------     -----------       -----------


                                  Capital share transactions (Note 5)
 Proceeds from sales                                                    10,026,714     22,306,772      31,675,266        61,977,979
 Reinvested distributions at net asset value                               770,582        950,435      37,407,790        26,569,088
 Payments for redemptions                                               (7,705,955)    (9,029,770)     (5,265,727)      (10,434,788)
                                                                        ----------     ----------      ----------       -----------
 Increase (decrease) in net assets from capital share transactions       3,091,341     14,227,437      63,817,329        78,112,279
                                                                         ---------     ----------      ----------        ----------
 Total increase (decrease) in net assets                                 3,091,195     14,227,358      77,944,292        94,004,598
 Net assets at beginning of period                                      28,545,713     14,318,355     410,736,891       316,732,293
                                                                        ----------     ----------     -----------       -----------
 Net assets at end of period                                           $31,636,908    $28,545,713    $488,681,183      $410,736,891
                                                                       ===========    ===========    ============      ============
 Undistributed (excess of distributions over) net investment income    $        --    $        --    $    (91,782)     $    (91,841)
                                                                       ---------      ---------      ------------      ------------

See accompanying notes to financial statements.

      Financial statements

      Statements of changes in net assets (continued)
      IDS Life Series Fund, Inc.

                                                                         Government Securities           International Equity
                                                                               Portfolio                       Portfolio
                                                                 Six months ended    Year ended  Six months ended     Year ended
                                                                    Oct. 31, 1997 April 30, 1997    Oct. 31, 1997  April 30, 1997
                                                                      (Unaudited)                     (Unaudited)


                                  Operations and distributions
 Investment income (loss)-- net                                       $   393,092   $   769,224   $    404,707      $    212,955
 Net realized gain (loss) on investments                                   25,841       129,567      3,905,717         4,046,978
 Net change in unrealized appreciation
      (depreciation) on investments and on translation
      of assets and liabilities in foreign currencies                     471,490      (188,485)     2,523,591        (6,133,514)
                                                                          -------      --------      ---------        ----------
 Net increase (decrease) in net assets resulting from operations          890,423       710,306      6,834,015        (1,424,511)
                                                                          -------       -------      ---------        ----------
 Distributions to shareholders from:
      Net investment income                                              (374,708)     (762,735)      (277,255)         (662,648)
      Excess distributions of net investment income                       (18,384)       (6,588)            --          (108,688)
      Net realized gain                                                  (141,363)     (103,298)    (3,978,926)       (5,909,647)
                                                                         --------      --------     ----------        ----------
 Total distributions                                                     (534,455)     (872,621)    (4,256,181)       (6,680,983)
                                                                         --------      --------     ----------        ----------


                                  Capital share transactions (Note 5)
 Proceeds from sales                                                    2,779,740     3,256,810     31,191,447        76,861,699
 Reinvested distributions at net asset value                              534,455       872,621      4,256,181         6,680,983
 Payments for redemptions                                              (2,172,029)   (3,054,279)    (1,405,458)       (1,624,761)
                                                                       ----------    ----------     ----------        ----------
 Increase (decrease) in net assets from capital share transactions      1,142,166     1,075,152     34,042,170        81,917,921
                                                                        ---------     ---------     ----------        ----------
 Total increase (decrease) in net assets                                1,498,134       912,837     36,620,004        73,812,427
 Net assets at beginning of period                                     13,377,242    12,464,405    125,873,862        52,061,435
                                                                       ----------    ----------    -----------        ----------
 Net assets at end of period                                          $14,875,376   $13,377,242   $162,493,866      $125,873,862
                                                                      ===========   ===========   ============      ============
 Undistributed (excess of distributions over) net investment income   $   (18,384)  $   (18,384)  $     94,691      $    (32,761)
                                                                      -----------   -----------   ------------      ------------

See accompanying notes to financial statements.

Notes to financial statements

  1

Summary of significant
accounting policies

      The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. It has six portfolios whose goals are as follows:

      Equity Portfolio invests primarily in U.S. common stocks and securities convertible into common stock;

      Income Portfolio invests in corporate bonds of the four highest ratings;

      Money Market Portfolio invests in high-quality short-term debt securities;

      Managed Portfolio invests in common and preferred stocks, convertible securities, debt securities and money market instruments;

      Government Securities Portfolio invests in debt obligations issued or guaranteed by U.S. governmental units; and

      International Equity Portfolio invests primarily in common stocks of foreign issuers.

      Shares of each portfolio of the Fund are sold to IDS Life Insurance Company (IDS Life) subaccounts or IDS Life Insurance Company of New York subaccounts in connection with the sale of variable insurance contracts.

      The significant accounting policies followed by the Fund are summarized as follows:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in all Portfolios, except Money Market Portfolio, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued daily at amortized cost, which approximates market value in order to maintain a constant net asset value of $1 per share.

      Option transactions

      In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Portfolios, except Money Market Portfolio, may buy and sell put or call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the portfolios pay a premium whether or not the option is exercised. The portfolios also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The portfolios also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The portfolios will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolios, except Money Market Portfolio, may buy and sell financial future contracts. Risks of entering into future contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the portfolios are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the portfolios each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The portfolios recognize a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolios, except Money Market Portfolio, also may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the portfolios and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The portfolios are subject to the credit risk that the other party will not complete the obligations of the contract.

      Illiquid securities

      At Oct. 31, 1997, investments in securities for Income Portfolio and Managed Portfolio included issues that are illiquid. The portfolios currently limit investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Oct. 31, 1997 was $201,584 and $676,160, which represents 0.3% and 0.1% of net assets for Income Portfolio and Managed Portfolio, respectively. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included in the 10% limitation specified above.

      Securities purchased on a when-issued basis

      Delivery and payment for securities that have been purchased by the portfolios on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect the portfolio's net assets the same as owned securities. The portfolios designate cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. At Oct. 31, 1997, Government Securities Portfolio had entered into outstanding when-issued or forward-commitments of $303,000.

      Federal income taxes

      Since the Fund's policy is to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income taxes is required. Each portfolio is treated as a separate entity for federal income tax purposes.

      Net investment income (loss) and net realized gains (losses) differ for financial statement and tax purposes primarily because of wash sale transactions, foreign currency exchange gains and losses, and the timing and amount of market discount recognized as ordinary income. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the portfolios.

      Dividends to shareholders

      At Oct. 31, 1997, dividends declared for each portfolio payable Nov. 1, 1997 are as follows:

            Income                                      $.057
            Money Market                                $.004
            Managed                                     $.105
            Government Securities                       $.047

      Distributions to shareholders are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed monthly for the Money Market, Income and Government Securities Portfolios and declared and distributed quarterly for the Equity, Managed and International Equity Portfolios. Capital gain distributions, when available, will be made annually. However, additional capital gain distributions may be made periodically during the fiscal year in order to comply with the Internal Revenue Code as applicable to regulated investment companies.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2

Investment
management and
services agreement

      The Fund has an Investment Management and Services Agreement with IDS Life. For its services, IDS Life is paid a fee based on the aggregate average daily net assets of each of the portfolios. The fee is 0.7% on an annual basis for the Equity, Income, Managed and Government Securities Portfolios. For Money Market Portfolio the fee is 0.5% on an annual basis. For International Equity Portfolio the fee is 0.95% on an annual basis.

      IDS Life and American Express Financial Corporation have an Investment Advisory Agreement which calls for IDS Life to pay American Express Financial Corporation a fee for investment advice about the Fund's portfolios. The fee paid by IDS Life is 0.25% of Equity, Income, Money Market, Managed and Government Securities Portfolios' average daily net assets for the year. The fee paid by IDS Life is 0.35% of International Equity Portfolio's average daily net assets for the year.

      In addition to paying its own management fee, each portfolio also pays its taxes, brokerage commissions and nonadvisory expenses. Expenses that relate to a particular portfolio, such as custodian fees and registration fees for shares, are paid by that portfolio. Other expenses are allocated to the portfolios in an equitable manner as determined by the Fund's board. Each portfolio also pays custodian fees to American Express Trust Company, an affiliate of IDS Life.

      IDS Life has voluntarily agreed to reimburse each portfolio for operating expenses, excluding the investment management and services fees, which exceed 0.1% on an annual basis of average daily net assets of each portfolio.

3
Securities
transactions

      For the six months ended Oct. 31, 1997, cost of purchases and proceeds from sales of securities aggregated, respectively, $118,422,001 and $114,983,648 for Money Market Portfolio. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Portfolio are as follows:

      Portfolio                   Purchases                     Proceeds
      Equity                   $638,936,071                 $524,900,978
      Income                     32,903,379                   25,589,491
      Managed                   285,113,889                  246,663,223
      Government Securities       5,272,821                    3,802,411
      International Equity      198,217,146                  186,142,022

      Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with IDS Life were $1,917, $6,915 and $1,230 for Equity Portfolio, Managed Portfolio and International Equity Portfolio, respectively, for the six months ended Oct. 31, 1997.

   4
Foreign currency
contracts

      At Oct. 31, 1997, International Equity Portfolio had entered into foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See Summary of significant accounting policies. The terms of the open contracts are as follows:

                        Currency to    Currency to    Unrealized    Unrealized
      Exchange date    be delivered  be received     appreciation  depreciation

      Nov. 3, 1997        443,325         312,245      $       --      $4,100
                        Swiss Franc     U.S. Dollar

      Nov. 4, 1997        110,302          78,451              --         257
                        Swiss Franc     U.S. Dollar

      Nov. 4, 1997      1,394,325       8,281,870          38,029          --
                        U.S. Dollar    French Franc

      Nov. 28, 1997       826,040        4,783,766          1,314          --
                        U.S. Dollar    French Franc

      Nov. 28, 1997       148,844         866,235             972          --
                        U.S. Dollar    French Franc

      Feb. 5, 1998     1,087,000,000     9,370,690        205,313          --
                       Japanese Yen     U.S. Dollar       -------       -----
                                                         $245,628      $4,357


  5

Capital share
transactions

      Transactions in shares of each portfolio for the periods indicated are as follows:


      Number of shares:                                                                             Six months ended Oct. 31, 1997

                                                                          Money                      Government      International
                                             Equity         Income       Market          Managed     Securities             Equity
                                           Portfolio     Portfolio     Portfolio       Portfolio       Portfolio         Portfolio

      Sold                                 1,859,014       661,039    10,027,674       1,738,388         278,445         1,934,465
      Issued for reinvested distributions    862,848       259,205       770,656       2,074,290          53,359           253,084
      Redeemed                              (224,632)     (328,824)   (7,706,700)       (290,391)       (217,063)          (85,437)
                                            --------      --------    ----------        --------        --------           -------
      Net increase (decrease)              2,497,230       591,420     3,091,630       3,522,287         114,741         2,102,112
                                           ---------       -------     ---------       ---------         -------         ---------


      Number of shares:                                                                                  Year ended April 30, 1997

                                                                          Money                      Government      International
                                             Equity         Income       Market          Managed     Securities             Equity
                                           Portfolio     Portfolio     Portfolio       Portfolio       Portfolio         Portfolio

      Sold                                 5,247,248     1,285,296    22,308,722       3,697,780         326,772         5,004,552
      Issued for reinvested distributions  3,352,450       412,933       950,526       1,664,945          85,930           471,553
      Redeemed                              (436,609)     (582,861)   (9,030,614)       (633,327)       (307,264)         (112,948)
                                            --------      --------    ----------        --------        --------          --------
      Net increase (decrease)              8,163,089     1,115,368    14,228,634       4,729,398         105,438         5,363,157
                                           ---------     ---------    ----------       ---------         -------         ---------


  6

Option contracts
written

      The number of contracts and premium amounts associated with option contracts written by Managed Portfolio during the six months ended Oct. 31, 1997 is as follows:


                                           Six months ended Oct. 31, 1997

                                                        Calls
                                     Contracts                         Premium
      Balance April 30, 1997             --                       $          --
      Opened                            200                             161,895
      Closed                           (200)                           (161,895)
      Expired                            --                                  --
                                        ---                             -------
      Balance Oct. 31, 1997              --                      $          --


      The number of contracts and premium amounts associated with option contracts written by International Equity Portfolio during the six months ended Oct. 31, 1997 as follows:

                                           Six months ended Oct. 31, 1997

                                                        Calls
                                     Contracts                         Premium
      Balance April 30, 1997             --                          $       --
      Opened                            170                             141,860
      Closed                           (170)                           (141,860)
      Expired                            --                                  --
                                        ---                             -------
      Balance Oct. 31, 1997              --                          $       --

Equity Portfolio
Financial highlights

The tables below show certain important financial information for evaluating each portfolio's results.

  7

Financial
highlights

Fiscal period ended April 30,
Per share income and capital changesa
                                     1997b      1997      1996       1995      1994      1993     1992     1991     1990     1989
Net asset value,
beginning of period                 $23.52    $29.34    $20.05     $18.10    $16.87    $16.01   $13.94   $12.77   $12.16   $10.79

Income from investment operations:
Net investment income (loss)          (.03)     .05        .03        .10       .06       .03      .03      .13      .35      .36

Net gains (losses) (both              6.39    (1.34)      9.30       2.40      3.26      1.40     2.90     2.09      .61     1.37
realized and unrealized)

Total from investment
operations                            6.36    (1.29)      9.33       2.50      3.32      1.43     2.93     2.22      .96     1.73

Less distributions:
Dividends from net                      --     (.05)     (.03)      (.10)     (.06)     (.03)    (.03)    (.13)    (.35)    (.36)
investment income

Distributions from                  (1.03)    (4.48)     (.01)      (.45)    (2.03)     (.54)    (.83)    (.92)       --       --
realized gains

Total distributions                 (1.03)    (4.53)     (.04)      (.55)    (2.09)     (.57)    (.86)   (1.05)    (.35)    (.36)

Net asset value,                    $28.85    $23.52    $29.34     $20.05    $18.10    $16.87   $16.01   $13.94   $12.77   $12.16
end of period

Ratios/supplemental data            1997b       1997      1996       1995      1994      1993     1992     1991     1990     1989
Net assets, end of period
(in thousands)                    $748,464  $551,518  $448,412   $241,032  $151,860   $87,742  $55,265  $33,933  $16,355  $11,620

Ratio of expenses to                 .78%d      .76%      .76%       .77%      .75%      .79%     .80%    .80%c    .80%c     .80%
average daily net assets

Ratio of net income (loss) to      (.26%)d      .21%      .15%       .56%      .33%      .21%     .17%    1.03%    2.61%    3.32%
average daily net assets

Portfolio turnover rate                80%      231%      184%       144%      109%       81%      52%      79%     190%      48%
(excluding short-term
securities)

Total returne                       27.01%   (3.66%)    46.62%     13.87%    19.72%     8.92%   21.06%   18.55%    7.84%   16.18%

Average brokerage                   $.0304   $ .0421        --         --       --        --     --      --         --       --
commission ratef

a     For a share outstanding throughout the period.  Rounded to the nearest cent.
b     Six months ended Oct. 31, 1997 (Unaudited).
c     Commencing on May 1, 1989, IDS Life  voluntarily  limited total  operating expenses to 0.80% of average  daily net assets.  Had IDS Life not done so, the ratio of  expenses to average  daily net assets  would have been 0.86%
      and 0.90% for the years ended April 30, 1991 and 1990, respectively.
d     Adjusted to an annual basis.
e     Total return does not reflect the expenses  that apply to the  subaccounts or the policies.
f     Effective  fiscal  year 1997,  the Fund is required to disclose an average
      brokerage   commission  rate  per  share  for  security  trades  on  which commissions  are charged.  The  comparability  of this  information may be affected by the fact that  commission  rates per share vary  significantly among foreign countries.

Income Portfolio
Financial highlights (continued)

Fiscal period ended April 30,
Per share income and capital changesa
                                    1997b       1997     1996     1995      1994     1993     1992     1991     1990      1989
Net asset value,                    $10.03     $9.93    $9.64    $9.71    $10.19   $ 9.40    $9.19    $8.55    $8.93     $9.05
beginning of period
Income from investment operations:

Net investment income (loss)           .34       .68      .68      .69       .71      .76      .73      .75      .75       .70

Net gains (losses) (both               .25       .10      .29    (.07)     (.48)      .80      .21      .64    (.40)     (.12)
realized and unrealized)

Total from investment
operations                             .59       .78      .97      .62       .23     1.56      .94     1.39      .35       .58

Less distributions:
Dividends from net                   (.34)     (.68)    (.68)    (.69)     (.71)    (.77)    (.73)    (.75)    (.73)     (.70)
investment income

Distributions from
realized gain                        (.04)        --       --       --        --       --       --       --       --        --

Total distributions                  (.38)     (.68)    (.68)    (.69)     (.71)    (.77)    (.73)    (.75)    (.73)     (.70)

Net asset value,
end of period                       $10.24    $10.03    $9.93    $9.64    $ 9.71   $10.19    $9.40    $9.19    $8.55     $8.93

Ratios/supplemental data
                                      1997b     1997     1996     1995      1994     1993     1992     1991     1990      1989
Net assets, end of period          $74,178   $66,745  $54,976  $37,823   $33,770  $22,641  $16,306  $11,949   $8,831    $6,203
(in thousands)

Ratio of expenses to
average daily net assets             .78%c      .80%     .80%     .80%      .80%    .80%d    .80%d    .80%d    .80%d     1.11%

Ratio of net income (loss) to       6.71%c     6.73%    6.72%    7.23%     6.83%    7.66%    7.86%    8.41%    8.02%     7.87%
average daily net assets

Portfolio turnover rate                40%      106%      36%      55%       60%      47%      75%      55%      60%       99%
(excluding short-term securities)

Total return e                         5.97%   8.05%   10.02%    6.67%     2.12%   17.17%   10.60%   16.77%    3.75%     6.70%

a     For a share outstanding throughout the period.  Rounded to the nearest cent.
b     Six months ended Oct. 31, 1997 (Unaudited).
c     Adjusted to an annual basis.
d     Commencing on May 1, 1989, IDS Life  voluntarily  limited total  operating expenses to 0.80% of average  daily net assets.  Had IDS Life not done so, the ratio of expenses to average  daily net assets  would have been 0.83%,
      0.88%,  0.93% and 0.96% for the years ended April 30, 1993, 1992, 1991 and
      1990, respectively.
e     Total return does not reflect the expenses  that apply to the  subaccounts or the policies.

Money Market Portfolio
Financial highlights (continued)

Fiscal period ended April 30,
Per share income and capital changesa
                                       1997d      1997      1996     1995     1994    1993     1992       1991     1990     1989
Net asset value,                       $1.00     $1.00     $1.00    $1.00    $1.00   $1.00    $1.00      $1.00    $1.00    $1.00
beginning of period

Income from investment operations:
Net investment income (loss)             .03       .05       .05      .04      .03     .03      .05        .07      .08      .07

Less distributions:
Dividends from net                     (.03)     (.05)     (.05)    (.04)    (.03)   (.03)    (.05)      (.07)    (.08)    (.07)
investment income

Net asset value,                       $1.00     $1.00     $1.00    $1.00    $1.00   $1.00    $1.00      $1.00    $1.00    $1.00
end of period

Ratios/supplemental data
                                      1997 d      1997      1996     1995     1994    1993     1992       1991     1990     1989

Net assets, end of period            $31,637   $28,546   $14,318   $9,885   $9,557  $8,181   $9,771     $9,596   $6,321   $4,721
(in thousands)

Ratio of expenses to                .60%b,e      .60%b     .60%b    .60%b    .60%b   .60%b    .60%b      .60%b    .60%b   1.10%b
average daily net assets

Ratio of net income (loss) to         5.02%e     4.81%     5.04%    4.45%    2.61%   3.00%    4.60%      7.06%    8.26%    7.38%
average daily net assets

Total returnc                          2.56%     4.86%     5.03%    4.50%    2.61%   3.04%    4.71%      7.41%    8.61%    7.52%

     a For a share  outstanding  throughout  the period.  Rounded to the nearest cent.
     b Commencing on April 5, 1989, IDS Life voluntarily limited total operating expenses to 0.60% of average daily net assets. Had IDS Life not done so, the ratio of expenses to average daily net assets would have been 0.62% for the six month period ended Oct. 31, 1997, 0.64%, 0.73%, 0.77%, 0.71%, 0.74%, 0.75%, 0.86%, 0.96% and 1.35% for
       the years ended April 30, 1997,  1996,  1995,  1994,  1993, 1992, 1991,
       1990, and 1989, respectively.
     c Total return does not reflect the expenses that apply to the  subaccounts or the policies. d Six months ended Oct. 31, 1997 (Unaudited).
     e Adjusted to an annual basis.


Managed Portfolio
Financial highlights (continued)

Fiscal period ended April 30,
Per share income and capital changesa
                                 1997b    1997     1996      1995     1994        1993       1992       1991       1990      1989
Net asset value,               $17.16   $16.49   $14.11    $13.85   $13.84      $13.55     $13.29     $12.80     $11.22    $10.42
beginning of period

Income from investment operation:
Net investment income (loss)      .24      .57      .57       .44      .42         .44        .48        .57        .57       .61

Net gains (losses) (both         1.91     1.37     2.51       .30     1.40        1.44       1.87       1.90       1.58       .80
realized and unrealized)

Total from investment            2.15     1.94     3.08       .74     1.82        1.88       2.35       2.47       2.15      1.41
operations

Less distributions:
Dividends from net               (.24)    (.57)    (.57)     (.44)    (.42)       (.44)      (.48)      (.57)      (.57)     (.61)
investment income

Distributions from              (1.27)    (.70)    (.13)     (.04)   (1.39)      (1.15)     (1.61)     (1.41)         --       --
realized gains

Total distributions             (1.51)   (1.27)    (.70)     (.48)   (1.81)      (1.59)     (2.09)     (1.98)      (.57)     (.61)

Net asset value,               $17.80   $17.16   $16.49    $14.11   $13.85      $13.84     $13.55     $13.29     $12.80    $11.22
end of period
Ratios/supplemental data
                                 1997b    1997     1996      1995     1994        1993       1992       1991       1990      1989
Net assets, end of period      $488,681 $410,737 $316,732 $219,986  $160,706    $100,139   $72,366    $51,442    $32,725    $25,807
(in thousands)

Ratio of expenses to            .78%c     .75%      .78%      .78%     .77%        .79%       .80%       .80%d       80%d     .72%d
average daily net assets

Ratio of net income (loss)     2.63%c    3.46%     3.73%     3.27%    2.83%       3.15%      3.40%      4.38%      4.54%     5.76%
to average daily net assets

Portfolio turnover rate           60%     100%       83%      143%     106%        118%       122%        71%       107%       58%
(excluding short-term
securities)

Total returne                  12.53%   12.46%     22.27%    5.47%   13.30%      14.03%     17.84%      20.18%     19.37%   13.88%

Average brokerage              $.0517   $.0543        --       --       --          --         --          --         --       --
commission ratef

a     For a share outstanding throughout the period.  Rounded to the nearest cent.
b     Six months ended Oct. 31, 1997 (Unaudited).
c     Adjusted to an annual basis.
d     Commencing on April 5, 1989, IDS Life voluntarily  limited total operating expenses to 0.80% of average  daily net assets.  Had IDS Life not done so, the ratio of expenses to average  daily net assets  would have been 0.81%,
      0.82%  and  0.84%  for the years  ended  April  30,  1991,  1990 and 1989, respectively.
e     Total return does not reflect the expenses  that apply to the  subaccounts or the policies.
f     Effective  fiscal year 1997,  the Fund is required to disclose an average brokerage  commission  rate  per  share  for  security  trades  on  which commissions are charged.  The  comparability  of this  information may be affected by the fact that commission  rates per share vary  significantly among foreign countries.

Government Securities Portfolio
Financial highlights (continued)

Fiscal period ended April 30,
Per share income and capital changesa

                                      1997b     1997      1996     1995      1994     1993     1992     1991     1990      1989
Net asset value,                     $9.87     $9.98     $9.85    $9.88    $10.54   $ 9.69    $9.44    $8.88    $8.97     $9.00
beginning of period
Income from investment operations:
Net investment income (loss)           .28       .59       .61      .59       .60      .63      .66      .67      .69       .64

Net gains (losses) (both               .36      (.03)      .13     (.03)     (.56)     .94      .28      .56     (.09)     (.03)
realized and unrealized)

Total from investment                  .64       .56       .74      .56       .04     1.57      .94     1.23      .60       .61
operations

Less distributions:
Dividends from net                   (.28)      (.59)     (.61)    (.59)     (.60)    (.63)    (.66)    (.67)    (.69)     (.64)
investment income

Distributions from                   (.11)      (.08)       --       --      (.10)    (.09)    (.03)      --       --        --
realized gains

Total distributions                  (.39)      (.67)     (.61)    (.59)     (.70)    (.72)    (.69)    (.67)    (.69)     (.64)

Net asset value,                   $10.12      $9.87     $9.98    $9.85    $ 9.88   $10.54    $9.69    $9.44    $8.88     $8.97
end of period

Ratios/supplemental data
                                     1997b      1997      1996     1995      1994     1993     1992     1991     1990      1989

Net assets, end of period         $14,875    $13,377   $12,464  $11,440   $11,185   $9,619   $7,853   $6,314   $3,184    $2,773
(in thousands)

Ratio of expenses to              .80%c,d       .80%d     .80%d    .80%d     .80%d    .80%d    .80%d    .80%d    .80%d    1.12%d
average daily net assets

Ratio of net income (loss) to       5.67%c      5.88%     5.98%    6.02%     5.59%    6.10%    6.79%    7.24%    7.34%     7.19%
average daily net assets

Portfolio turnover rate                28%        62%       38%      12%       32%      15%      11%      18%      18%       14%
(excluding short-term
securities)

Total returne                        6.57%      5.82%     7.45%    5.98%     0.16%   16.58%   10.20%   14.30%    6.50%     7.12%


a     For a share outstanding throughout the period.  Rounded to the nearest cent.
b     Six months ended Oct. 31, 1997 (Unaudited).
c     Adjusted to an annual basis.
d     Commencing on April 5, 1989, IDS Life voluntarily  limited total operating expenses to 0.8% of average  daily net  assets.  Had IDS Life not done so, the ratio of  expenses to average  daily net assets  would have been 0.89%
      for the six month period ended Oct. 31, 1997, 0.85%,  0.88%, 0.87%, 0.85%,
      0.88%,  0.92%,  1.08%, 1.12% and 1.21% for the years ended April 30, 1997,
      1996, 1995, 1994, 1993, 1992, 1991, 1990 and 1989, respectively.
e     Total return does not reflect the expenses  that apply to the  subaccounts or the policies.

International Equity Portfolio
Financial highlights

Fiscal period ended April 30,
Per share income and capital changesa
                                         1997c      1997     1996      1995b
Net asset value,                       $14.73      16.35   $10.29    $10.00
beginning of period
Income from investment operations:
Net investment income (loss)              .04        .14      .11    .15

Net gains (losses) (both                 (.94)      (.24)     6.08    .29
realized and unrealized)

Total from investment operations         (.98)      (.10)     6.19    .44

Less distributions:
Dividends from net                       (.03)      (.15)    (.13)    (.15)
investment income

Distributions from                      (0.42)     (1.37)       --   --
realized gains

Total distributions                     (0.45)     (1.52)    (.13)    (.15)

Net asset value,
end of period                          $15.26     $14.73   $16.35    $10.29

Ratios/supplemental data                 1997c      1997     1996    1995b

Net assets, end of period            $162,494   $125,874  $52,061    $8,497
(in thousands)

Ratio of expenses to                 1.05%d,e      1.05%e   1.05%e    1.00%d,e
average daily net assets

Ratio of net income (loss) to            .52% d     .73%     .92%     5.66%d
average daily net assets

Portfolio turnover rate                  131%       151%     172%       40%
(excluding short-term
securities)

Total returnf                           6.38%      (.53%)  60.47%     4.38%

Average brokerage commission rateg    $.0016     $.0022       --        --

a     For a share outstanding throughout the period.  Rounded to the nearest cent.
b     Commencement of operations.  Period from Oct. 28, 1994 to Oct. 31, 1997.
c     Six months ended Oct. 31, 1997 (Unaudited).
d     Adjusted to an annual basis.
e IDS Life voluntarily limited total operating expenses. Had IDS not done so, the ratio of expenses to average daily net assets would have been 1.06% for the six month period ended Oct. 31, 1997, 1.22%, 1.32% and 1.76% for the years ended April 30, 1997, 1996 and 1995, respectively.
f Total return does not reflect the expenses that apply to the subaccounts or the policies.
g     Effective  fiscal  year 1997,  the Fund is required to disclose an average
      brokerage   commission  rate  per  share  for  security  trades  on  which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

      Investments in securities

      IDS Life Series Fund, Inc.
      Equity Portfolio                          (Percentages represent value of
      Oct. 31, 1997 (Unaudited)              investments compared to net assets)

 Common stocks (99.4%)
 Issuer                       Shares      Value(a)


 Banks and savings & loans (3.0%)
 American Capital Strategies 200,000   $  3,600,000
 BankBoston                   50,000      4,053,125
 TCF Financial                77,660      4,416,913
 Washington Mutual           150,000     10,265,625
 Total                                   22,335,663


 Building materials & construction (2.1%)
 Fairfield Communities        72,650      3,192,059
 Hospitality Worldwide Services200,000(b) 2,325,000
 Tyco Intl                   280,000     10,570,000
 Total                                   16,087,059

 Chemicals (3.5%)
 Allied Waste Inds           472,800      9,633,300
 Praxair                     101,000      4,399,813
 USA Waste Services          333,825(b)  12,351,525
 Total                                   26,384,638

 Commercial finance (0.6%)
 Finova Group                100,000      4,393,750


 Communications equipment & services (4.3%)
 ADC Telecommunications      100,000(b)   3,312,500
 Advanced Fibre
    Communications           200,000(b)   5,812,500
 CIENA                       250,000(b)  13,750,000
 Powerwave Technologies      300,000(b)   9,262,500
 Total                                   32,137,500

 Computers & office equipment (22.4%)
 Adaptec                     160,000(b)   7,750,000
 BEA Systems                 350,000(b)   4,725,000
 BMC Software                112,000(b)   6,762,000
 Cisco Systems                70,000(b)   5,742,187
 Computer Task Group          58,500      1,652,625

 CSG Systems Intl          100,000(b)     3,918,750
 DAOU Systems                200,000      5,275,000
 E*TRADE Group               130,000(b)   4,013,750
 Envoy                       340,000(b)   9,520,000
 Equifax                     125,000      3,882,813
 HPR                         100,000(b)   2,400,000
 Infinity Financial Technology225,000(b)  3,459,375
 Information Management
    Associates               300,000(b)   3,675,000
 MAXIMUS                      85,000(b)   2,380,000
 McAfee Associates           250,000(b)  12,437,500
 Network General             220,000(b)   4,455,000
 New Era of Networks         250,000(b)   3,125,000
 ONSALE                      200,000      4,600,000
 Parametric Technology       200,000(b)   8,825,000
 Pegasus Systems             150,000(b)   2,325,000
 PeopleSoft                  130,000(b)   8,173,750
 Pervasive Software          250,000      1,875,000
 Security Dynamics
    Technologies             300,000(b)  10,162,500
 Sterling Commerce           360,000(b)  11,947,500
 SunGard Data Systems        300,000(b)   7,087,500


 TSI Intl Software           100,000(b)   1,087,500
 Viasoft                     500,000(b)  20,500,000
 Whittman-Hart               200,000(b)   5,800,000
 Total                                  167,557,750


 Electronics (8.6%)
 Harris                      200,000      8,725,000
 Kent Electronics            150,000(b)   5,240,625
 KLA-Tencor                  250,000(b)  10,984,375
 Maxim Integrated Products    55,000(b)   3,643,750
 Molex                        82,500      3,093,750
 PRI Automation              100,000(b)   3,825,000
 Sawtek                      200,000(b)   6,800,000
 Standard Microsystems       180,000(b)   2,081,250
 Teradyne                    150,000(b)   5,615,625
 Transcrypt Intl             180,000(b)   3,960,000
 Uniphase                     50,000(b)   3,356,250
 Unitrode                    250,000(b)   6,703,125
 Total                                   64,028,750


 Energy (0.5%)
 Newfield Exploration        140,000(b)   3,797,500


 Energy equipment & services (6.0%)
 Atwood Oceanics              20,000(b)   2,215,000
 Baker Hughes                150,000      6,890,625
 BJ Services                  75,000(b)   6,356,250
 Cooper Cameron               80,000(b)   5,780,000
 Noble Drilling              200,000(b)   7,112,500
 Santa Fe Intl               200,000(b)   9,837,500
 Tidewater                   100,000      6,568,750
 Total                                   44,760,625

 Financial services (2.8%)
 Franklin Resources           92,600      8,322,425
 Imperial Credit Commercial
    Mtge Investors REIT      225,000(b)   3,712,500
 PMT Services                180,000(b)   2,902,500
 Providian Financial         160,000(b)   5,920,000
 Total                                   20,857,425

 Food (1.2%)
 Hormel Foods                100,000      3,006,250
 JP Foodservice              100,000(b)   3,193,750
 Rykoff-Sexton               120,000      2,580,000
 Total                                    8,780,000

 Health care (8.9%)
 ALZA                        106,100(b)   2,765,231
 Boron, LePore, & Associates  78,500      1,913,438
 Boston Scientific           125,000(b)   5,687,500
 Centocor                    185,000(b)   8,140,000
 Columbia Laboratories       100,000      1,600,000
 Dura Pharmaceuticals        100,000      4,837,500
 Guidant                     160,000      9,200,000
 IDEC Pharmaceuticals        110,000(b)   4,193,750
 NeXstar Pharmaceuticals     200,000      2,925,000
 Steris                      275,000(b)  10,931,250
 Synaptic Pharmaceutical     125,000      1,578,125
 Watson Pharmaceuticals      400,000(b)  12,700,000
 Total                                   66,471,794

 Health care services (8.8%)
 AmeriSource Health Cl A     100,000(b)   5,937,500
 Atria Communities           300,000(b)   4,987,500
 BioReliance                  80,000(b)   1,780,000
 Gulf South Medical Supply   250,000(b)   8,250,000
 HBO & Co                    424,000     18,444,000
 Health Management
    Associates Cl A          240,000(b)   5,850,000
 HEALTHSOUTH                 140,000(b)   3,578,750
 NovaCare                    270,000(b)   3,526,875
 Rock of Ages                170,000      3,230,000
 Sullivan Dental Products    200,000      4,675,000
 Tenet Healthcare            194,000(b)   5,929,125
 Total                                   66,188,750


 Insurance (3.1%)
 Nationwide Financial
    Services Cl A            100,000      3,043,750
 Protective Life              98,000      5,181,750
 Provident Cos               170,000      5,673,750
 SunAmerica                  173,400      6,231,563
 UNUM                         70,000      3,412,500
 Total                                   23,543,313


 Leisure time & entertainment (1.2%)
 Regal Cinemas               200,000(b)   4,600,000
 Royal Caribbean Cruises     100,000      4,643,750
 Total                                    9,243,750


 Media (3.0%)
 CMP Media Cl A               75,000(b)   1,387,500
 Outdoor Systems             400,000(b)  12,300,000
 Sinclair Broadcast Group A  160,000      5,840,000
 Telemundo Group Cl A        100,000(b)   3,250,000
 Total                                   22,777,500


 Paper & packaging (0.8%)
 Sealed Air                  113,700(b)   5,862,656


 Restaurants & lodging (1.0%)
 Papa John's Intl            250,000      7,390,625


 Retail (7.2%)
 CDW Computer Centers        100,000(b)   6,200,000
 CVS                         100,000      6,131,250
 Dollar General              250,000      8,265,625
 Dominick's Supermarkets     260,000(b)   9,490,000
 Kohl's                       86,800(b)   5,826,450
 Office Depot                280,000(b)   5,775,000
 Rite Aid                     81,000      4,809,375
 Stage Stores                200,000(b)   7,300,000
 Total                                   53,797,700


 Transportation (0.5%)
 Yellow Corp                 130,000(b)   3,566,875


 Utilities -- telephone (1.9%)
 LCI Intl                    200,000(b)   5,175,000
 NEXTLINK Communications     150,000      3,393,750
 STAR Telecommunications     150,000(b)   3,468,750
 STARTEC Global
    Communications           125,000      1,859,375
 Total                                   13,896,875

 Miscellaneous (0.1%)
 Mac-Gray                     50,000(b)     737,500


 Foreign (7.9%)(c)
 3DLabs                      300,000(b)   6,375,000
 ACE                          38,000      3,531,625
 ASM Lithography Holding      50,000(b)   3,662,500
 BioChem Pharma              300,000(b)   7,518,750
 Cinar Films                 100,000(b)   3,887,500
 Cognicase                   200,000(b)   2,525,000
 Cognos                      350,000(b)   8,006,250
 Dassault Systems ADR        155,000      4,650,000
 Petroleum Geo-Services ADR   65,000(b)   4,501,250
 RADCOM                      260,000      2,405,000
 Steiner Leisure             150,000(b)   4,050,000
 Taiwan Semiconductor Mfg    400,000      7,925,000
 Total                                   59,037,875


 Total common stocks
 (Cost: $627,895,974)                  $743,635,873


 Short-term securities (0.5%)
 Issuer     Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agencies (0.3%)
 Federal Home Loan Bank Disc Nts
      11-17-97     5.43%    $1,300,000   $1,296,874
      11-24-97     5.47        800,000      797,214
 Total                                    2,094,088

 Commercial paper (0.2%)
 Paccar Financial
      11-04-97     5.53        500,000      499,770
 Southern California Gas
      11-14-97     5.51      1,000,000      998,018
 Total                                    1,497,788

 Total short-term securities
 (Cost: $3,591,876)                   $   3,591,876

 Total investments in securities
 (Cost: $631,487,850)(d)               $747,227,749


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. Dollars.

(d) At Oct. 31, 1997, the cost of securities for federal income tax purposes was approximately $631,488,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation.........................................$138,204,000
 Unrealized depreciation..........................................(22,464,000)
 Net unrealized appreciation.....................................$115,740,000

      Investments in securities

      IDS Life Series Fund, Inc.
      Income Portfolio                         (Percentages represent value of
      Oct. 31, 1997 (Unaudited)             investments compared to net assets)


Bonds (89.0%)

Issuer                             Coupon    Maturity   Principal       Value(a)
                                     rate        year      amount

 U.S. government obligations (7.9%)
 U.S. Treasury                      5.875%       1999  $2,800,000     2,811,312
                                    7.00         2006   2,400,000     2,572,296
    TIPS                            3.375        2007     507,430(h)    500,610
 Total                                                                5,884,218

 Mortgage-backed securities (22.9%)
 Federal Home Loan Mtge Corp        5.50         2009     727,292       747,830
                                    6.50         2011   1,897,221     1,900,882
    Collateralized Mtge Obligation  8.00         2020     185,000       192,921
                                    8.50         2022   1,000,000     1,114,150
 Federal Natl Mtge Assn             6.00         2011   1,820,539     1,792,958
                                    6.50         2010   1,100,515     1,109,550
                                    7.00      2003-26   2,926,275     2,948,560
                                    7.50         2027   1,919,027     1,961,361
                                    8.50         2027   2,680,464     2,805,401
    Collateralized Mtge Obligation
    Trust Series Z                  8.00         2021     301,490(f)    305,680
 Govt Natl Mtge Assn                6.50         2027     990,923     1,017,142
 Merrill Lynch Mtge Investors       8.16         2021     188,475       189,829
 Morgan Stanley
    Collateralized Mtge Obligation  6.59         2028     876,445       880,553
 Total                                                               16,966,817

 Aerospace & defense (0.8%)
 BE Aerospace
    Sr Sub Nts                      9.875        2006     100,000       106,250
 Goodrich (B.F.)                    9.625        2001     150,000       165,365
 Newport News Shipbuilding
    Sr Nts                          8.625        2006      75,000        77,813
 Northrop-Grumman                   7.00         2006     250,000       257,742
 Total                                                                  607,170


 Airlines (0.5%)
 Continental Airlines               6.94         2015     392,157       397,800


 Automotive & related (0.4%)
 Arvin Capital                      9.50         2027     250,000       272,723


 Banks and savings & loans (4.6%)
 Crestar Capital Trust I            8.16         2026     350,000       368,119
 First Bank System                  6.875        2007     400,000       409,288
 Fleet/Norstar Financial
    Sub Nts                         9.00         2001     200,000       219,564
 Greenpoint Capital Trust I         9.10         2027     500,000       216,342
 Hubco Capital Trust                8.98         2027     500,000       538,214
 Morgan (JP)
    Medium-term Nts                 4.00         2012     500,000(e)    483,210
 Norwest
    Sr Nts                          6.375        2002     400,000       403,524
 Socgen Real Estate                 7.64         2049     500,000(c,e)  527,580
 Washington Mutual Capital I        8.375        2027     200,000(c)    214,162
 Total                                                                3,380,003


 Building materials & construction (1.3%)
 Carlisle
    Sr Nts                           7.25        2007     500,000       521,365
 Owens-Corning Fiberglass           9.375%       2012     100,000       116,928
 Pulte
    Sr Nts                           7.00        2003     300,000       301,146
 Southdown
    Sr Sub Nts                      10.00        2006      50,000        54,625
 Total                                                                  994,064


 Chemicals (0.7%)
 USA Waste Services
    Sr Nts                          7.125        2007     500,000       516,255

 Communications equipment & services (1.3%)
 Iridium LLC/ Capital
    Sr Nts                          11.25        2005     100,000(c)     97,000
 Jordan Telecommunication Products
    Sr Nts                          9.875        2007     250,000(c)    253,125
 Phonetel Technologies
    Sr Nts                          12.00        2006     125,000       128,438
 US West Capital Funding             6.85        2002     500,000       512,890
 Total                                                                  991,453

 Electronics (0.5%)
 Thomas & Betts                      6.50        2006     400,000       396,948


 Energy (1.7%)
 Clark Oil
    Sr Nts                           9.50        2004     100,000       102,875
 Forcenergy
    Sr Sub Nts                       9.50        2006      50,000        52,375
 Oryx Energy                        8.125        2005     500,000       539,165
 Parker & Parsley Petroleum          8.25        2007     500,000       557,140
 Total                                                                1,251,555


 Energy equipment & services (1.3%)
 DI Inds
    Sr Nts                          8.875        2007     150,000       156,000
 Foster Wheeler                      6.75        2005     300,000       303,318
 Global Marine                      7.125        2007     500,000(c)    516,495
 Total                                                                  975,813


 Financial services (2.6%)
 Arcadia Financial
    Sr Nts                          11.50        2007     225,000       223,875
 Avco Financial Services             7.25        1999     300,000       306,984
 Barclays North America Capital      9.75        2021     300,000       343,236
 Corporate Property Investors        7.18        2013     300,000(c)    301,140
 Countrywide Funding
    Medium-term Nts                  8.42        1999     300,000       309,786
 First Union REIT                   8.875        2003     100,000       103,750
 Property Trust America REIT         7.50        2014     300,000       303,612
 Total                                                                1,892,383

 Food (0.3%)
 Ameriserv Food
    Sr Sub Nts                     10.125        2007     100,000(c)    104,500
 Chiquita Brands Intl               9.625        2004     100,000       106,000
 Total                                                                  210,500

 Furniture & appliances (0.3%)
 Interface                           9.50        2005     100,000       106,375
 Lifestyle Furniture               10.875        2006     100,000       111,750
 Total                                                                  218,125


 Health care (0.2%)
 Alaris Medical Systems              9.75        2006     150,000       157,125


 Health care services (1.9%)
 Columbia-HCA Healthcare             6.91        2005     100,000        98,771
 La Petite Holdings
    Sr Secured Nts                  9.625        2001     200,000       209,000
 Manor Care
    Sr Nts                           7.50        2006     250,000       264,575
 Paracelsus Healthcare
 Sr Sub Nts                         10.00        2006     350,000       365,750
 Tenet Healthcare
    Sr Sub Nts                     10.125        2005     250,000       275,000
 Vencor
    Sr Sub Nts                      8.625        2007     200,000(c)    196,000
 Total                                                                1,409,096

 Household products (0.1%)
 Sweetheart Cup
    Sr Sub Nts                      10.50        2003     100,000        99,750

 Industrial equipment & services (1.7%)
 AGCO
    Sr Sub Nts                       8.50        2006     100,000       105,000
 Aramark Services                    7.10        2006     500,000       505,280
 Case                                7.25        2005     400,000       415,008
 Motors and Gears
    Sr Nts                          10.75        2006     250,000(c)    263,750
 Total                                                                1,289,038


 Insurance (2.3%)
 American General Institute Capital  7.57        2045     250,000(c)    248,065
 American United Life                7.75        2026     200,000(g)    201,584
 Americo Life                        9.25        2005     100,000       102,375
 Conseco Financing Trust             8.70        2026     300,000       324,621
 SAFECO Capital Trust I              8.07        2037     500,000(c)    519,030
 Zurich Capital Trust I              8.38        2037     250,000(c)    274,845
 Total                                                                1,670,520


 Leisure time & entertainment (1.5%)
 Riviera Holdings
    1st Mtg                         10.00        2004     250,000       250,000
 Time Warner                         7.57        2024     350,000       354,344
 Trump Holdings & Funding
    Sr Nts                          15.50        2005     250,000       288,750
 United Artists Theatre              9.30        2015      97,413        99,848
 Viacom                              8.00        2006     100,000        98,000
 Total                                                                1,090,942

 Media (3.0%)
 Ackerley Communications
    Sr Secured Nts                  10.75        2003     100,000       107,000
 Comcast
    Sr Sub                          9.125        2006     500,000       522,500
 Lamar Advertising                  9.625        2006     275,000       292,875
 Lenfest Communications
    Sr Nts                          8.375        2005     250,000       250,625
 MDC Communications
    Sr Sub Nts                      10.50        2006     100,000       107,750
 Quebecor Printing                   7.25        2007     500,000       526,640
 Time Warner Entertainment          8.375        2033     250,000       277,690
 Viacom Intl
    Sr Sub Nts                      10.25        2001     100,000       108,500
 Total                                                                2,193,580


 Metals (0.7%)
 Ryerson Tull                        8.50        2001      500,000      518,750


 Multi-industry conglomerates (1.6%)
 Crane                               7.25        1999      300,000      306,021
 Fairchild                         13.125        2006       65,000       65,650
 Prime Succession
    Sr Sub Nts                      10.75        2004       85,000       93,925
 USI American Holdings
    Sr Nts                           7.25        2006      425,000      426,921
 Westinghouse Electric              8.875        2001      250,000      266,672
 Total                                                                1,159,189

 Paper & packaging (2.5%)
 Chesapeake                         9.875        2003      100,000      114,821
 Gaylord Container
    Sr Nts                           9.75        2007      150,000(c)   153,000
    Sr Sub Deb                      12.75        2005      100,000      108,750
 Intl Paper                         5.125        2012       85,000       72,654
 Owens-Illinois
    Sr Nts                           8.10        2007      250,000      265,487
 Repap Wisconsin
    Sr Nts                           9.25        2002      500,000      527,500
 Scotia Pacific Holdings             7.95        2015      249,323      260,645
 Silgan
    Sr Sub Nts                       9.00        2009      100,000      102,000
 Warren (SD)
    Sr Nts                          12.00        2004      250,000      281,875
 Total                                                                1,886,732


 Restaurants & lodging (0.3%)
 Hammons (John Q) Hotels
    1st Mtge                        8.875        2004      250,000      255,000

 Retail (1.5%)
 Kroger
    Sr Nts                           8.15        2006      500,000      543,125
 Maxim Group
    Sr Nts                           9.25        2007      250,000(c)   246,250
 Pep Boys - Manny, Moe & Jack        7.00        2005      300,000      308,838
 Total                                                                1,098,213

 Textiles & apparel (0.3%)
 Dominion Textiles
    Sr Nts                           9.25        2006      200,000      207,500

 Transportation (0.7%)
 Enterprise Rent-A-Car USA Finance
    Medium-term Nts                  8.75        1999      300,000(c)   314,583
 Ryder System                        9.25        2001      150,000      164,343
 Total                                                                  478,926

 Utilities -- electric (3.2%)
 AES
    Sr Sub Nts                       8.50        2007      165,000(c)   163,762
 Cal Energy
    Sr Nts                           9.50        2006      250,000      270,000
 Cleveland Electric Illuminating
    1st Mtge                         9.50        2005      100,000      111,402
 CMS Energy
    Sr Nts                           8.13        2006      200,000(c)   206,180
 Connecticut Light & Power
    1st Mtge                         7.75        2002      250,000      257,110
 El Paso Electric                    8.90        2006      100,000      109,125
 First Palo Verde Funding           10.15        2016       94,000       99,405
 Houston Ind                        9.375        2001      150,000      165,240
 Long Island Lighting               8.625        2004      500,000      534,330
 Midland Funding II                 11.75        2005      100,000      117,875
 Sithe Independence Funding          9.00        2013      100,000      114,860
 Western Massachusetts Electric
    1st Mtge                        7.375        2001      250,000      251,030
 Total                                                                2,400,319

 Utilities -- gas (0.8%)
 Columbia Gas                        7.32        2010      500,000      513,405
 Southwest Gas                       9.75        2002      100,000      110,955
 Total                                                                  624,360


 Utilities -- telephone (1.6%)
 Intermedia Communications
    Sr Nts                          8.875        2007      100,000(c)    98,500
 Primus Telecommunications Group    11.75        2004      200,000      212,500
 Teleport Communications
    Zero Coupon Sr Disc Nts         10.50        2007      500,000(d)   391,250
 WorldCom
    Sr Nts                           9.38        2004      435,800      468,485
 Total                                                                1,170,735

 Miscellaneous (1.6%)
 Adams Outdoor Advertising
    Sr Nts                          10.75        2006      100,000      108,750
 Bayou Steel
    1st Mtge                        10.25        2001      250,000      257,500
 BTI Telecommunications
    Sr Nts                          10.50        2007      125,000      126,875
 Coty                               10.25        2005      100,000      107,500
 M & I Capital Trust                 7.65        2026      300,000      305,625
 Outsourcing Solutions
    Sr Sub Nts                      11.00        2006      140,000      155,750
 Talton Holdings                    11.00        2007      150,000      159,375
 Total                                                                1,221,375

 Foreign (16.4%) (b)
 Airplanes GPA Cl D
    (U.S. Dollar)                  10.875        2019      100,000      117,714
 Alcan Aluminum
    (U.S. Dollar)                   8.875        2022      200,000      217,694
 Banca Italy NY
    (U.S. Dollar)                    8.25        2007      300,000      331,050
 Banco General
    (U.S. Dollar)                    7.70        2002      350,000(c)   346,668
 CAF
    (U.S. Dollar)                    7.10        2003      300,000      307,413
 City of Moscow
    (U.S. Dollar)                    9.50        2000      250,000(c)   243,125
 Dao Heng Bank
    (U.S. Dollar) Sub Nts            7.75        2007      500,000(c)   467,085
 Daya Guna
    (U.S. Dollar)                   10.00        2007      100,000(c)    96,000
 Doman Inds
    (U.S. Dollar) Sr Nts             8.75        2004      500,000      490,000
 Dominion Textiles
    (U.S. Dollar)                   8.875        2003      100,000      103,500
 Espirito Santo Centrais
    (U.S. Dollar)                   10.00        2007      250,000(c)   237,500
 Fresh Delmonte
    (U.S. Dollar)                   10.00        2003      200,000      210,500
 Govt of Poland
    (U.S. Dollar)                    4.00        2014      650,000(e)   520,000
 Govt of Russia
    (U.S. Dollar) Zero Coupon       10.82        2020      325,000(d)   191,750
 Greater Beijing First
    (U.S. Dollar)                    9.25        2004      100,000(c)    95,827
 Grupo Iusacell
    (U.S. Dollar)                   10.00        2004      100,000(c)    97,500
 Grupo Televisa
    (U.S. Dollar) Sr Nts           11.875        2006      100,000      108,250
 Guangdong Enterprises
    (U.S. Dollar)                   8.875        2007      200,000(c)   190,832
 Gulf Canada Resources
    (U.S. Dollar) Sub Deb           9.625        2005      500,000      542,500
 Honam Oil Refinery
    (U.S. Dollar)                   7.125        2005      250,000(c)   216,750
 Hutchison Whampo Finance
    (U.S. Dollar)                    6.95        2007      250,000(c)   231,793
    (U.S. Dollar)                    7.45        2017      125,000(c)   108,675
 Hyundai Semiconductor
    (U.S. Dollar)                   8.625        2007      500,000(c)   470,300
 Imexsa Export Trust
    (U.S. Dollar)                  10.125        2003      200,000(c)   202,000
Israel Electric
    (U.S. Dollar) Sr Nts             7.25        2006      300,000      309,747
 Lloyds Bank
    (U.S. Dollar)                    5.94        2049      750,000      675,637
 Midland Bank
    (U.S. Dollar)                    6.06        2049      750,000      642,450
 Ministry Finance Russia
    (U.S. Dollar)                    9.25        2001      300,000(c)   283,500
    (U.S. Dollar)                   10.00        2007      250,000(c)   228,125
 Netia Holdings
    (U.S. Dollar)                   10.25        2007      100,000(c)    96,750
 People's Republic of China
    (U.S. Dollar)                   7.375        2001      100,000      101,437
 Petrozuata Finance
    (U.S. Dollar)                    8.22        2017      400,000(c)   418,660
 Philippine Long Distance Telephone
    (U.S. Dollar)                    7.85        2007      250,000(c)   216,573
 Quno
    (U.S. Dollar) Sr Nts            9.125        2005      250,000      260,938
 Ras Laffan Gas
    (U.S. Dollar)                    8.29        2014      500,000(c)   516,995
 Repap New Brunswick
    (U.S. Dollar)                   9.875        2000      100,000      102,250
 Republic of Argentina
    (U.S. Dollar)                    9.75        2027      340,000      290,700
    (U.S. Dollar)                   11.75        2007      250,000      220,000
 Republic of Panama
    (U.S. Dollar)                   7.875        2002      250,000(c)   242,475
 State of Israel
    (U.S. Dollar)                   6.375        2005      200,000      198,388
 Tatneft Finance
    (U.S. Dollar)                    9.00        2002      250,000(c)   245,625
 United Mexican States
    (U.S. Dollar)                    6.25        2019      250,000      195,625
    (U.S. Dollar)                   11.50        2026      250,000      267,500
 Veritas Holdings
    (U.S. Dollar) Sr Nts            9.625        2003      200,000(c)   214,000
 Zhuhai Highway
    (U.S. Dollar)                   12.00        2008      250,000(c)   268,125
 Total                                                               12,139,926

 Total bonds
(Cost: $64,466,627)                                                 $66,026,903


Preferred stocks & other (--%)
Issuer                        Shares      Value(a)

Intermedia Communications
    Warrants                     100       $  7,000
Time Warner
    10.25% Pfd                     6          6,990


 Total preferred stocks & other
(Cost: $7,535)                              $13,990


Short-term securities (5.9%)
Issuer       Annualized         Amount      Value(a)
               yield on     payable at
                date of       maturity
               purchase

 U.S. government agency (5.9%)
 Federal Home Loan Mtge Corp Disc Nts
      11-10-97     5.43%   $   500,000  $   499,324
      11-17-97     5.43      1,100,000    1,097,355
      11-20-97     5.48        600,000      598,271
      12-05-97     5.50      2,200,000    2,188,614


 Total short-term securities
(Cost: $4,383,564)                      $ 4,383,564


 Total investments in securities
(Cost: $68,857,726)(i)                  $70,424,457


See accompanying notes to investments in securities.

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(c)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(d) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 1997.

(f) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield.

(g) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Oct. 31, 1997, is as follows:

 Security                               Acquisition              Cost
                                               date
 American United Life*
 7.75% 2026                                02-13-96          $200,000

*Represents a security sold under Rule 144A, which is exempt from registration under the securities Act of 1933, as amended.

(h) U.S. Treasury inflation-protection securities are securities in which the principal amount is adjusted for inflation and semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i) At Oct. 31, 1997, the cost of securities for federal income tax purposes was
approximately   $68,817,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation....................................$2,136,000
 Unrealized depreciation......................................(529,000)
                                                              --------
 Net unrealized appreciation................................$1,607,000

      Investments in securities

      IDS Life Series Fund, Inc.
      Money Market Portfolio                    (Percentages represent value of
      Oct. 31, 1997 (Unaudited)              investments compared to net assets)

Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agency (6.3%)
 Federal Home Loan Mtge Corp Disc Nts
      12-01-97     5.48%    $2,000,000   $1,990,917

 Total U.S. government agency
(Cost: $1,990,917)                       $1,990,917


 Certificate of deposit (5.1%)
 Harris Trust
      11-06-97     5.55      1,600,000   $1,600,000

 Total certificate of deposit
(Cost: $1,600,000)                       $1,600,000


 Commercial paper (85.7%)

 Banks and savings & loans (17.0%)
 ABN Amro North America Finance
      12-16-97     5.60        700,000      695,126
 BBV Finance (Delaware)
      01-07-98     5.60      1,000,000      989,708
 Commerzbank U.S. Finance
      01-12-98     5.63      1,100,000    1,087,790
 Kredietbank North America Finance
      11-25-97     5.57      1,000,000      996,333
 Natl Australia Funding (Delaware)
      11-03-97     5.57      1,100,000    1,099,664
 NBD Bank Canada
      11-18-97     5.57        500,000      498,697
 Total                                    5,367,318


 Broker dealers (8.8%)
 Goldman Sachs Group
      11-14-97     5.56        700,000      698,602
 Merrill Lynch
      11-04-97     5.58        700,000      699,678
 Morgan Stanley Group
      11-14-97     5.56      1,400,000    1,397,214
 Total                                    2,795,494


 Commercial finance (10.1%)
 CAFCO
      11-01-97     5.53        700,000(b)   699,036
      11-13-97     5.57      1,000,000(b)   998,160
 Ciesco LP
      11-24-97     5.56      1,500,000(b) 1,494,720
 Total                                    3,191,916

 Financial services (14.5%)
 Associates Corp North America
      01-05-98     5.66        900,000      890,900
 Commercial Credit
      11-25-97     5.52      1,500,000    1,494,510
 Intl Lease Finance
      11-14-97     5.52      1,500,000    1,497,026
 Paccar Financial
      11-04-97     5.53        700,000      699,679
 Total                                    4,582,115


 Food (3.1%)
 Heinz (HJ)
      12-18-97     5.61      1,000,000      992,728

 Household products (5.7%)
 Clorox
      12-08-97     5.53        800,000      795,478
 Colgate-Palmolive
      11-17-97     5.50      1,000,000(b)   997,564
 Total                                    1,793,042


 Insurance (9.2%)
 A.I. Credit
      11-03-97     5.52      1,200,000    1,199,633
 Lincoln Natl
      12-08-97     5.55        700,000(b)   696,043
 Pacific Mutual Life Insurance
      11-07-97     5.51      1,000,000      999,085
 Total                                    2,894,761


 Media (4.7%)
 Reed Elsevier
      11-18-97     5.56      1,500,000(b) 1,496,090

 Metals (5.0%)
 BHP Finance
      11-13-97     5.55      1,600,000    1,597,061

 Multi-industry conglomerates (3.2%)
 General Electric Capital
      11-12-97     5.58      1,000,000      998,307

 Utilities -- gas (1.6%)
 Gateway Fuel
      01-13-98     5.65        500,000      494,343

 Miscellaneous (2.8%)
           USAA Capital

      11-01-97     5.50        900,000      898,768

 Total commercial paper
(Cost: $27,101,943)                     $27,101,943


 Letters of credit (4.1%)
 Bank of America -
 Minmetals
      11-06-97     5.56%      $500,000  $   499,616
      12-03-97     5.56        800,000      796,068

 Total letters of credit
(Cost: $1,295,684)                      $ 1,295,684


 Total investments in securities
(Cost: $31,988,544)(c)                  $31,988,544


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) At Oct. 31, 1997, this also represents the cost of securities for federal income tax purposes.

      Investments in securities

      IDS Life Series Fund, Inc.
      Managed Portfolio                        (Percentages represent value of
      Oct. 31, 1997 (Unaudited)             investments compared to net assets)


 Common stocks (63.5%)
 Issuer                       Shares       Value(a)


 Aerospace & defense (1.2%)
 General Motors Cl H          65,000   $  4,111,250
 United Technologies          25,600      1,792,000
 Total                                    5,903,250


 Automotive & related (1.6%)
 Danaher                      85,000      4,659,062
 Hayes Wheels Intl            90,000(b)   3,037,500
 Total                                    7,696,562


 Banks and savings & loans (3.8%)
 BankBoston                   65,000      5,269,063
 First Union                  80,000      3,925,000
 Mellon Bank                  80,000      4,125,000
 Washington Mutual            78,700      5,386,031
 Total                                   18,705,094


 Beverages & tobacco (0.9%)
 Coca-Cola                    28,600      1,615,900
 Philip Morris                70,000      2,773,750
 Total                                    4,389,650


 Building materials & construction (1.4%)
 Tyco Intl                   176,600      6,666,650


 Chemicals (3.2%)
 Culligan Water Technologies 100,000(b)   4,262,500
 Nalco Chemical              100,000      4,000,000
 Praxair                      54,400      2,369,800
 USA Waste Services          135,000(b)   4,995,000
 Total                                   15,627,300



 Communications equipment & services (1.5%)
 ADC Telecommunications       40,000(b)   1,325,000
 Advanced Fibre
    Communications           120,000(b)   3,487,500
 Andrew Corp                 120,000(b)   2,782,500
 Total                                    7,595,000


 Computers & office equipment (4.4%)
 Adaptec                      70,000(b)   3,390,625
 Cisco Systems                35,000(b)   2,871,094
 Compaq Computer              45,000      2,868,750
 Electronic Arts              90,000(b)   3,048,750
 First Data                   90,000      2,615,625
 Oracle                       80,000(b)   2,862,500
 Parametric Technology        85,000(b)   3,750,625
 Total                                   21,407,969


 Electronics (3.9%)
 AMP                          50,000      2,250,000
 Analog Devices              110,000(b)   3,361,875
 Harris                      110,000      4,798,750
 Intel                        20,000      1,540,000
 Kent Electronics             90,000(b)   3,144,375
 Molex                       100,000      3,750,000
 Total                                   18,845,000


 Energy (1.6%)
 Newfield Exploration        155,700(b)   4,223,362
 Noble Affiliates             90,000      3,695,625
 Total                                    7,918,987


 Energy equipment & services (1.8%)
 Baker Hughes                110,000      5,053,125
 Transocean Offshore          71,000      3,834,000
 Total                                    8,887,125


 Financial services (1.7%)
 Providian Financial         110,000      4,070,000
 Travelers Group              63,000      4,410,000
 Total                                    8,480,000


 Furniture & appliances (0.5%)
 Maytag                       80,000      2,670,000


 Health care (6.5%)
 ALZA                         80,000(b)   2,085,000
 American Home Products       40,000      2,965,000
 Dura Pharmaceuticals         75,000(b)   3,628,125
 Guidant                      80,000      4,600,000
 IDEXX Laboratories           80,000(b)   1,270,000
 Johnson & Johnson            50,000      2,868,750
 Medtronic                    80,000      3,480,000
 Merck & Co                   19,000      1,695,750
 Schering-Plough              51,200      2,870,400
 Sofamor Danek Group          90,000(b)   6,198,750
 Total                                   31,661,775


 Health care services (2.2%)
 Service Corp Intl           160,000      4,870,000
 Tenet Healthcare            190,000(b)   5,806,875
 Total                                   10,676,875


 Household products (0.7%)
 Estee Lauder Cl A            75,000      3,332,813


 Industrial equipment & services (0.4%)
 UCAR Intl                    56,000(b)   2,100,000


 Insurance (3.0%)
 Frontier Insurance Group    120,000      4,042,500
 Nationwide Financial
   Services Cl A              70,000      2,130,625
 Provident Cos               132,000      4,405,500
 Risk Capital Holdings        54,400(b)   1,237,600
 Travelers Property
   Casualty Cl A              72,000      2,601,000
 Total                                   14,417,225


 Leisure time & entertainment (2.7%)
 Brunswick                    77,200      2,605,500
 Carnival Cl A                75,000      3,637,500
 Harley-Davidson             140,000      3,885,000
 Regal Cinemas               125,000(b)   2,875,000
 Total                                   13,003,000


 Media (1.1%)
 Chancelor Media              35,000(b)   1,920,625
 McClatchy Newspapers        100,000      3,281,250
 Total                                    5,201,875


 Metals (0.8%)
 Aluminum Co of America       55,500      4,051,500


 Multi-industry conglomerates (4.0%)
 AccuStaff                   165,000(b)   4,712,812
 Emerson Electric             65,000      3,408,438
 Interim Services            140,000(b)   3,666,250
 Westinghouse Electric       145,000      3,833,438
 Xerox                        50,000      3,965,625
 Total                                   19,586,563


 Paper & packaging (1.9%)
 Bemis                        70,000      2,668,750
 Owens-Illinois              110,000(b)   3,795,000
 Willamette Inds              80,000      2,645,000
 Total                                    9,108,750

 Restaurants & lodging (0.9%)
 Hilton Hotels               150,000      4,621,875


 Retail (5.0%)
 American Stores             172,800      4,438,800
 CVS                          85,000      5,211,563
 Dollar General               93,750      3,099,609
 Kohl's                       42,000(b)   2,819,250
 Rite Aid                    100,000      5,937,500
 Safeway                      50,000(b)   2,906,250
 Total                                   24,412,972


 Textiles & apparel (0.3%)
 Unifi                        38,500      1,479,844


 Transportation (0.8%)
 Wisconsin Central
    Transportation           130,000(b)   4,046,250

 Utilities -- gas (0.8%)
 El Paso Natural Gas          65,000      3,895,937


 Utilities -- telephone (1.5%)
 Cincinnati Bell             190,000      5,130,000
 WorldCom                     62,000(b)   2,084,750
 Total                                    7,214,750


 Foreign (3.4%)
 Danka Business Systems ADR   95,000      3,515,000
 Ericsson (LM) Cl B ADR       80,000      3,540,000
 Mutual Risk Management      136,666      3,544,774
 Northern Telecom             40,000      3,587,500
 Telecomunicacoes
    Brasileiras-Telebras ADR  23,500      2,385,250
 Total                                   16,572,524


 Total common stocks
(Cost: $256,255,247)                   $310,177,115


See accompanying notes to investments in securities.



Bonds (28.3%)
Issuer                                    Coupon            Maturity             Principal             Value(a)
                                            rate                year               amount




 U.S. government obligations (7.8%)
 U.S. Treasury                           5.625%                 2000           $10,100,000         $10,064,347
                                         5.75                   2003             6,500,000           6,474,065
                                         5.875                  1999             3,000,000           3,012,120
                                         6.25                   2023             9,100,000           9,122,113
                                         7.00                   2006             4,000,000           4,287,160
                                         7.50                   2016             1,000,000           1,142,830
                                         7.50                   2001                85,000              90,222
                                         7.75                   2000             3,700,000           3,857,990
 Govt Trust Ctfs Israel                  9.25                   2001               230,403             242,454
 Total                                                                                              38,293,301

 Mortgage-backed securities (5.0%)
 Federal Home Loan Mtge Corp             8.00                2022-24               980,099           1,022,912
                                         8.50                   2026               844,259             884,142
 Federal Natl Mtge Assn                  5.50                   2009             1,648,339           1,607,493
                                         6.00                   2024             1,687,591           1,637,115
                                         6.50                2010-25             2,544,136           2,542,551
                                         7.00                2003-26             5,013,111           5,040,859
                                         7.50                2025-26             5,506,442           5,635,624
                                         8.00                   2022               201,857             210,376
                                         8.50                2011-25             2,505,264           2,639,448
                                         9.00                   2024               134,526             144,791
    Collateralized Mtge Obligation
    Trust Series Z                       6.50                   2023               320,416(k)          293,814
                                         7.00                   2016             1,442,579(k)        1,456,139
 Merrill Lynch Mtge Investors            6.96                   2028               900,000             917,297
                                         8.20                   2021               301,046             303,210
 Total                                                                                              24,335,771


 Aerospace & defense (0.8%)
 Alliant Techsystems
    Sr Sub Nts                          11.75                   2003               300,000(d)          330,750
 BE Aerospace
    Sr Sub Nts                           9.875                  2006               400,000             425,000
 Newport News Shipbuilding
    Sr Nts                               8.625                  2006               750,000             778,125
 Northrup-Grumman                        7.75                   2016               500,000             540,470
 Sequa                                   9.625                  1999               500,000             517,500
 Stellex Inds                            9.50                   2007             1,200,000(d)        1,200,000
 Total                                                                                               3,791,845

 Airlines (0.1%)
 Continental Airlines                    6.94                   2015               490,196             497,250


 Banks and savings & loans (0.9%)
 BankAmerica                             7.70                   2026             1,000,000(d)        1,016,230
 Firstar Capital Trust                   8.32                   2026               500,000             536,950
 Mellon Capital                          7.72                   2026               400,000             409,356
 Morgan (JP)
    Medium-term Nts                      4.00                   2012               500,000(h)          483,210
 Norwest
    Sr Nts                               6.375                  2002               800,000             807,048
 Riggs Natl
    Sub Nts                              8.50                   2006               100,000             104,250
 Union Planters Trust                    8.20                   2026             1,000,000           1,032,690
 Total                                                                                               4,389,734


 Building materials & construction (0.1%)
 Pulte
    Sr Nts                               7.00                   2003               500,000             501,910

 Communications equipment & services (0.6%)
 Geotek Communications
    Cv                                  12.00                   2001               205,000(j)          172,200
 Intl Wireless Communications
    Zero Coupon                         15.16                   2001             2,000,000(f)        1,185,000
 Iridium LLC/Capital                    13.00                   2005               500,000             510,000
 PhoneTel Technologies
    Sr Nts                              12.00                   2006             1,000,000           1,027,500
 Total                                                                                               2,894,700

 Electronics (0.2%)
 Reliance Electric                       6.80                   2003               500,000             513,890
 Thomas & Betts                          6.50                   2006               400,000             396,948
 Total                                                                                                 910,838

 Energy (0.1%)
 Parker & Parsley Petroleum              8.25                   2007               500,000             557,140


 Energy equipment & services (0.1%)
 Foster Wheeler                          6.75                   2005               750,000             758,295


 Financial services (0.7%)
 Avco Financial Services
    Sr Nts                               7.25                   1999               250,000             255,820
 Bat-Crave-800                           6.68                   2000               700,000(d)          705,159
 Corporate Property Investors            7.18                   2013               500,000(d)          501,900
 First Union REIT                        8.875                  2003               300,000             311,250
 KFW Intl Finance                        8.00                   2010               250,000             282,868
 Property Trust America REIT             7.50                   2014               750,000             759,030
 Salomon Brothers                        6.75                   2006               500,000             506,515
 Total                                                                                               3,322,542


 Food (0.4%)
 ARA Group                               8.50                   2003             1,025,000           1,071,125
 Twin Laboratories
    Sr Sub Nts                          10.25                   2006               750,000(d)          802,500
 Total                                                                                               1,873,625



 Furniture & appliances (0.1%)
 Syratech
    Sr Nts                              11.00                   2007               500,000             500,000

 Health care services (0.4%)
 Owens & Minor
    Sr Sub Nts                          10.875                  2006               400,000             442,000
 Paracelsus Healthcare
    Sr Sub Nts                          10.00                   2006               500,000             522,500
 Tenet Healthcare
    Sr Sub Nts                          10.125                  2005             1,000,000           1,100,000
 Total                                                                                               2,064,500


 Industrial equipment & services (0.3%)
 Case                                    7.25                   2005               850,000             881,892
 Specialty Equipment
    Sr Sub Nts                          11.375                  2003               500,000             537,500
 Total                                                                                               1,419,392

 Insurance (0.8%)
 American United Life                    7.75                   2026               500,000(d,j)        503,960
 Americo Life
    Sr Sub Nts                           9.25                   2005               600,000             614,250
 General American Life
    Sub Cap Nts                          7.625                  2024               500,000(d)          485,865
 New England Mutual
    Credit Sensitive Nts                 7.875                  2024               250,000(d)          264,527
 Principal Mutual                        8.00                   2044               250,000(d)          266,073
 SAFECO Capital Trust I                  8.072                  2037             1,000,000(d)        1,038,060
 SunAmerica
    Medium-term Nts                      7.34                   2005               700,000             734,195
 Total                                                                                               3,906,930


 Leisure time & entertainment (0.8%)
 Coast Hotels & Casino
    1st Mtge                            13.00                   2000               500,000(d)          560,000
 Coleman Escrow
    Zero Coupon Sr Disc Nts             11.75                   2001             1,000,000(d,f)        660,000
 Isle of Capri                          13.00                   2004             1,000,000(d)        1,015,000
 United Artist Theatre                   9.30                   2015               730,598             748,863
 Waterford Gaming                       12.75                   2003               700,000             773,500
 Total                                                                                               3,757,363

 Media (1.3%)
 Adams Outdoor Advertising
    Sr Nts                              10.75                   2006               500,000             543,750
 Adelphia Communications
    Pay-in-kind                          9.50                   2004                   212(i)              212
 Cablevision Systems                     9.25                   2005               500,000             521,250
 Cox Communications                      7.625                  2025               500,000             528,380
 Marcus Cable
    Zero Coupon                          6.57                   1999             1,000,000(g)          902,500
 News American Holdings                  7.50                   2000               250,000             256,678
 Time Warner Entertainment               8.375                  2033               500,000             555,380
 Turner Broadcasting System
    Sr Nts                               8.375                  2013               250,000             274,052
 United Intl Holdings
    Zero Coupon Disc Nts                10.94                   1999             1,355,000(f)        1,124,650
 Universal Outdoor
    Sr Sub Nts                           9.75                   2006               300,000             332,250
 Universal Outdoor Holdings              9.75                   2006               500,000             553,750
 Viacom Intl
    Sub Deb                              7.00                   2003               500,000             485,450
    Sub Deb                              8.00                   2006               500,000             490,000
 Total                                                                                               6,568,302


 Metals (0.4%)
 EES Coke Battery                        7.125                  2002               706,875(d)          712,869
 EnviroSource                            9.75                   2003               400,000             402,500
    Sr Nts                               9.75                   2003               170,000             171,063
 Ryerson Tull                            8.50                   2001               750,000             778,125
 Total                                                                                               2,064,557


 Multi-industry conglomerates (0.2%)
 Crane                                   7.25                   1999               250,000             255,017
 US Inds                                 7.25                   2006               850,000             853,842
 Total                                                                                               1,108,859


 Paper & packaging (0.1%)
 Intl Paper                              5.125                  2012               250,000             213,688
 Scotia Pacific Holdings                 7.95                   2015               249,323             260,645
 Total                                                                                                 474,333


 Retail (0.4%)
 Maxim Group                             9.25                   2007             1,250,000(d)        1,231,250
 Pep Boys-Manny, Moe & Jack              7.00                   2005               500,000             514,730
 Total                                                                                               1,745,980


 Textiles & apparel (0.1%)
 Dominion Textiles                       9.25                   2006               300,000             311,250


 Utilities -- electric (1.6%)
 AES                                     8.50                   2007               700,000(d)          694,750
 Alabama Power                           9.00                   2024               300,000             329,205
 Cleveland Electric
    1st Mtge                             9.50                   2005               250,000             278,505
 CMS Energy                              7.625                  2004               500,000             501,185
 Connecticut Light & Power               7.75                   2002             1,000,000           1,028,440
 El Paso Electric
    1st Mtge                             8.90                   2006               650,000             709,313
 First Palo Verde Funding               10.15                   2016               188,000             198,810
 Jersey Central Power & Light            6.75                   2025             1,000,000             950,710
 Long Island Lighting                    9.75                   2021               300,000             318,738
 Niagara Mohawk Power                    7.75                   2006               700,000             735,553
 RGS Funding I & M
    Sale Lease-Backed Obligation         9.82                   2022               208,708             265,334
 Salton Sea Cl C                         7.84                   2010               300,000(d)          320,553
 Sithe Independence Funding              9.00                   2013               150,000(d)          172,290
 Texas Utilities Electric                8.175                  2037               750,000             787,185
 Texas-New Mexico Power
    1st Mtge                             9.25                   2000               400,000             420,000
 Total                                                                                               7,710,571

 Utilities -- gas (0.2%)
 Enron Oil & Gas                         6.70                   2006             1,000,000           1,019,610


 Utilities -- telephone (0.8%)
 GTE                                     9.375                  2000               400,000             433,848
 Intermedia Communication                8.875                  2007               500,000(d)          492,500
    Zero Coupon                          9.60                   2002             1,500,000(g)          982,500
 Mountain States Tel & Tel               5.50                   2005                80,000              76,050
 New England Tel & Tel                   6.375                  2008                70,000              69,910
 New York Telephone                      4.875                  2006               130,000             118,547
 U S WEST                                7.20                   2026               700,000             692,426
 WorldCom                                7.75                   2007             1,000,000           1,062,980
 Total                                                                                               3,928,761


 Miscellaneous (0.8%)
 Emergent Group                         10.75                   2004               500,000(d)          505,000
 Employee Solutions                     10.00                   2004               750,000(d)          750,000
 La Petite Holdings
    Sr Secured Nts                       9.625                  2001             1,000,000           1,045,000
 Norcal Waste Systems
    Sr Nts                              13.25                   1997               500,000(i)          573,125
 Pierce Leahy
    Sr Sub Nts                          11.125                  2006               406,000             456,750
 Talton Holdings                        11.00                   2007               500,000(d)          531,250
 Total                                                                                               3,861,125

 Foreign (3.2%)(c)
 Banca Italy NY
    (U.S. Dollar)                        8.25                   2007               500,000             551,750
 Banco General
    (U.S. Dollar)                        7.70                   2002               750,000(d)          742,860
 Bank of China
    (U.S. Dollar)                        8.25                   2014               300,000             302,364
 CEI Citicorp Holdings
    (Argentine Peso)                    11.25                   2007               250,000(d)          257,155
 China Light & Power
    (U.S. Dollar)                        7.50                   2006               500,000             512,190
 Cia Latino Americana
    (U.S. Dollar)                       11.625                  2004               300,000(d)          316,500
 City of Moscow
    (U.S. Dollar) Zero Coupon           10.96                   1997             1,000,000(f)          982,900
 Dao Heng Bank
    (U.S. Dollar)                        7.75                   2007               750,000(d)          700,627
 Fresh Del Monte
    (U.S. Dollar)                       10.00                   2003               500,000             526,250
 Govt of Algeria
    (U.S. Dollar)                        7.06                   2006               250,000             200,000
 Greater Bejing First
    (U.S. Dollar)                        9.25                   2004               200,000(d)          191,654
    (U.S. Dollar)                        9.50                   2007               300,000(d)          286,227
 Grupo Televisa S.A.
    (U.S. Dollar) Sr Nts                11.875                  2006               650,000             703,625
 Guangdong Enterprises
    (U.S. Dollar)                        8.875                  2007               400,000(d)          381,664
 Honam Oil Refinery
    (U.S. Dollar)                        7.125                  2005             1,000,000(d)          867,000
 Hutchinson Whampoa
    (U.S. Dollar)                        7.45                   2017               250,000(d)          217,351
    (U.S. Dollar)                        7.50                   2027               500,000(d)          447,005
 Hyundai Semiconductor
    (U.S. Dollar)                        8.625                  2007               500,000(d)          470,300
 Imexsa Export Trust
    (U.S. Dollar)                       10.125                  2003               500,000(d)          505,000
 Mexican Cetes
    (Mexican Peso) Zero Coupon          24.68                   1998             4,258,000(f)          442,802
 Netia Holdings
    (U.S. Dollar) Zero Coupon           11.85                   2001               650,000(d,g)        391,625
 Newsquest Capital
    (U.S. Dollar)                       11.00                   2006               300,000             333,000
 Petronas
    (U.S. Dollar)                        7.75                   2015               850,000(d)          778,855
 Philippine Long Distance Telephone
    (U.S. Dollar)                        7.85                   2007               500,000(d)          433,145
 Repap New Brunswick
    (U.S. Dollar)                        9.875                  2000               750,000             766,875
 Republic of Agentina
    (Agentine Peso)                      8.75                   2002             1,000,000(d)          760,000
 Rogers Cablesystems
    (U.S. Dollar)                        7.08                   2014               600,000             463,023
 Rogers Cantel Mobile Communications
    (U.S. Dollar)                        9.375                  2008               450,000             480,375
 Russia Federal Loan
    (Russian Ruble)                     14.00                   2000         3,158,829,226             497,768
 Telekom Malaysia
    (U.S. Dollar)                        7.875                  2025               425,000(d)          395,492
 Veritas Holdings
    (U.S. Dollar)                        9.625                  2003               800,000             856,000
 Total                                                                                              15,761,382

 Total bonds
(Cost: $134,796,577)                                                                              $138,329,866

See accompanying notes to investments in securities.

 Preferred stocks & other (0.4%)
 Issuer                        Shares      Value(a)

 American Radio Systems
    7.00% Cv Pfd              20,500(i)  $1,196,687
 Bar Technologies
    Warrants                     500         27,500
 Clearnet Communications
    Warrants                     990          8,415
 EchoStar Communications
    Pay-in-kind                  750(i)     806,250
    12.125% Pfd

 Total preferred stocks & other
(Cost: $1,832,127)                       $2,038,852


Short-term securities (7.1%)
Issuer       Annualized         Amount     Value(a)
               yield on     payable at
                date of       maturity
               purchase

 U.S. government agencies (1.0%)
 Federal Home Loan Mtge Corp Disc Nt
      11-07-97     5.45%    $  500,000  $   499,548
 Federal Natl Mtge Assn Disc Nt
      11-07-97     5.47      4,500,000    4,495,916
 Total                                    4,995,464


 Commercial paper (5.7%)
 BBV Finance (Delaware)
      11-06-97     5.52      4,600,000    4,596,486
 Ciesco LP
      12-03-97     5.55      6,300,000(e) 6,269,088
 Kellogg
      12-02-97     5.54      4,400,000    4,379,085
 Metlife Funding
      11-25-97     5.53      1,000,000      996,327
      12-03-97     5.53        500,000      497,556
 Paccar Financial
      11-05-97     5.50      7,000,000    6,995,738
 Pacific Gas & Electric
      11-07-97     5.53      2,300,000    2,297,884
 UBS Finance (Delaware)
      11-03-97     5.67      1,800,000    1,799,433
 Total                                   27,831,597


 Letter of credit (0.4%)
 Bank of America-
 AES Barbers Point
      11-26-97     5.53      1,900,000    1,892,730


Total short-term securities
(Cost: $34,719,791)                    $ 34,719,791

Total investments in securities
(Cost: $427,603,742)(l)                $485,265,624


See accompanying notes to investments in securities.

      Investments in securities

      IDS Life Series Fund, Inc.
      Managed Portfolio


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized yield from the date of acquisition to intereset reset date disclosed.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 1997.

(i) Pay-in-kind securities are securities in which the issuer has the options to make interest or dividend payments in cash or in additional securities. These securities issued as interest or dividends, usually have the same terms, including maturity date, as the pay-in-kind securities.

(j) Identifies issues considered to be illiquid (see Note 1 to the financial statements). Information concerning such security holdings at Oct. 31, 1997, is as follows:

 Security                                Acquisition                   Cost
                                                date
 American United Life*
 7.75% 2026                                 02-13-96                500,000
 Geotek Communications
 12.00% Cv 2001                             03-04-96                205,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(k) This security is a collateralized mortgage obligation that pays no interest of principal during its initial accrual period until payment of previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(l) At Oct. 31,1997, the cost of securities for federal income tax purposes was approximately $427,408,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation.......................................$64,059,000
 Unrealized depreciation........................................(6,201,000)
                                                                ----------
 Net unrealized appreciation...................................$57,858,000



      IDS Life Series Fund, Inc.
      Government Securities Portfolio           (Percentages represent value of
      Oct. 31, 1997 (Unaudited)              investments compared to net assets)


Bonds (97.3%)

Issuer                                   Coupon             Maturity             Principal             Value(a)
                                           rate                 year               amount





 U.S. government obligations (55.8%)
 U.S. Treasury                           5.125%                 1998          $     50,000      $       49,950
                                         6.25                2002-23             1,125,000           1,138,292
                                         6.375                  2000               150,000             152,388
                                         6.50                   2006               340,000             353,294
                                         6.875             1999-2025               250,000             264,892
                                         7.50                2016-24             1,855,000           2,145,544
                                         7.75                   2001             2,210,000           2,340,920
                                         8.875                  1999             1,100,000           1,143,714
 Resolution Funding Corp                 8.125                  2019               400,000             485,064
    Zero Coupon                          7.18                   2009               460,000(b)          224,600
 Total                                                                                               8,298,658


 Mortgage backed securities (41.5%)
 Federal Home Loan Mtge Corp             7.00                   2012               246,075             249,599
 Federal Natl Mtge Assn                  6.50                   2010               366,838             369,850
                                         6.82                   2005               925,000             968,678
                                         7.00                   2026               300,000(c)          303,562
                                         7.00                2012-27               858,358             865,193
                                         7.50                   2027               394,973             403,686
                                         8.00                   2027               930,161             964,940
                                         8.50                2011-25             1,006,848           1,061,520
                                         9.00                   2023               149,412             160,672
 Govt Natl Mtge Assn                     7.50                   2025               435,853             447,325
                                         8.00                2017-27               370,741             386,270
 Total                                                                                               6,181,295

 Total bonds
 (Cost: $14,080,220)                                                                               $14,479,953

Short-term security (2.7%)
Issuer       Annualized         Amount     Value(a)
               yield on     payable at
                date of       maturity
               purchase

 U.S. government agency
 Federal Home Loan Mtge Corp Disc Nt
      11-13-97     5.43%      $400,000  $   399,279

 Total short-term security
 (Cost: $399,279)                       $   399,279


 Total investments in securities
 (Cost: $14,479,499)(d)                 $14,879,232

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) At Oct. 31, 1997, the cost of securities purchased on a when-issued basis was $303,000.

(d) At Oct. 31, 1997, the cost of securities for federal income tax purposes was
approximately   $14,479,000  and  the  approximate  aggregate  gross  unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation...........................................$403,000
 Unrealized depreciation.............................................(3,000)
 Net unrealized depreciation.......................................$400,000

      Investments in securities

      IDS Life Series Fund, Inc.
      International Equity Portfolio            (Percentages represent value of
      Oct. 31, 1997 (Unaudited)              investments compared to net assets)


Common stocks (85.1%)
Issuer                        Shares      Value(a)

 Argentina (1.4%)

 Energy (1.0%)
 Perez Companc               250,000    $ 1,565,900

 Utilities -- telephone (0.4%)
 Telefonica de Argentina ADR  23,000        646,875


 Australia (1.0%)

 Transportation
 Brambles Inds                88,000      1,691,362


 Austria (0.6%)

 Building materials & construction
 VA Technologie                6,000      1,064,129


 Brazil (3.0%)

 Banks and savings & loans (0.6%)
 Uniao de Bancos Brasileiros  35,000        953,750

 Chemicals (1.0%)
 SABESP                    5,000,000        925,045
 Trikem                  250,000,000        675,000
 Total                                    1,600,045

 Communications equipment & services (0.5%)
 Ericsson Telecomunicacoes28,000,000        825,272

 Utilities -- telephone (0.9%)
 Telecomunicacoes
    Brasileiras-Telebras ADR  14,000(d)   1,421,000


 Canada (4.7%)

 Financial services (1.8%)
 Bruncor                      40,000      1,074,864
 Intrawest                   100,000      1,787,500
 Total                                    2,862,364

 Health care (0.8%)
 Biovail Corp Intl            42,500(b)   1,227,188

 Metals (0.1%)
 Banro Resource               22,000        150,332

 Multi-industry conglomerates (1.5%)
 Bombardier Cl B             130,000      2,491,924

 Utilities -- telephone (0.5%)
 BCE                          31,800        888,413


 Chile (1.3%)

 Multi-industry conglomerates (1.1%)
 Madeco ADR                   37,000        781,625
 Quinenco ADR                 68,100        995,963
 Total                                    1,777,588

 Retail (0.2%)
 Distribucion y Servicio ADR  23,000        403,938


 Finland (1.4%)

 Communications equipment & services
 Nokia Cl A                   27,000      2,356,963


 France (14.3%)

 Automotive & related (2.3%)
 Michelin Cl B                45,388      2,322,779
 Renault                      49,138      1,364,000
 Total                                    3,686,779

 Banks and savings & loans (1.2%)
 Banque Nationale de Paris    43,800      1,931,685

 Computers & office equipment (2.0%)
 Dassault Systems            108,000      3,231,408

 Energy (3.8%)
 Societe Elf Acquitaine       30,000      3,704,600
 Total Petroleum              22,000      2,435,144
 Total                                    6,139,744

 Health care (1.6%)
 EDAP TMS ADR                365,000      2,555,000

 Household products (3.4%)
 Rhone-Poulenc               128,600      5,593,722


 Germany (5.0%)

 Automotive & related (2.2%)
 Porsche                       2,400      3,527,365

 Electronics (1.3%)
 Siemens                      35,000      2,153,003

 Industrial equipment & services (0.7%)
 SGL Carbon                    8,441      1,184,324

 Textiles & apparel (0.8%)
 Adidas                        8,751      1,265,871


 Hong Kong (1.7%)

 Financial services (0.9%)
 Cheung Kong Holdings         80,000        556,166
 New World Development       100,703        354,281
 Sun Hung Kai Properties      70,000        516,071
 Total                                    1,426,518

 Multi-industry conglomerates (0.8%)
 Hutchison Whampoa           200,000      1,383,949


 Ireland (0.8%)

 Banks and savings & loans
 Bank of Ireland             101,593      1,281,970


 Italy (6.5%)

 Banks and savings & loans (3.5%)
 Credito Italiano          1,210,000      3,222,336
 Istituto Bancario
    San Paolo di Torino      333,215      2,524,564
 Total                                    5,746,900

 Energy (1.5%)
 ENI                         424,500      2,383,650


 Utilities -- telephone (1.5%)
 Telecom Italia              600,000      2,420,668


 Japan (6.1%)

 Automotive & related (0.7%)
 Honda Motor                  35,000      1,179,235

 Computers & office equipment (1.4%)
 Fujitsu                     201,000      2,207,229


 Electronics (3.2%)
 Fujikura                    170,000      1,166,756
 Ibiden                       65,000      1,081,486
 Kyocera                      19,000      1,089,056
 Tokyo Electron               38,000      1,896,760
 Total                                    5,234,058


 Media (0.8%)
 Sony                         16,000      1,329,728


 Mexico (2.9%)

 Multi-industry conglomerates (0.8%)
 Banco Nacional do Norte   1,000,000      1,374,776

 Retail (1.1%)
 Controladora Comercial
    Mexicana GDR              90,000      1,788,750

 Utilities -- telephone (1.0%)
 Telinfo                      30,000      1,606,285


 Netherlands (5.6%)

 Banks and savings & loans (0.7%)
 ING Groep ADR                25,800      1,073,925

 Computers & office equipment (0.8%)
 Baan                         18,382      1,298,297

 Industrial equipment & services (2.2%)
 Philips Electronics          45,300      3,536,881

 Insurance (0.5%)
 ING Groep                    21,400        895,880

 Retail (1.4%)
 Vendex Intl                  43,000      2,341,278


 Norway (1.3%)

 Communications equipment & services
 Nera ASA                    315,000      2,041,841


 Peru (0.2%)

 Utilities -- telephone
 Telefonica del Peru ADR      18,000        355,500


 Singapore (0.8%)

 Banks and savings & loans (0.1%)
 United Overseas Bank         32,000(b)     176,706

 Electronics (0.7%)
 GP Batteries Intl           380,000      1,109,489


 Sweden (2.6%)

 Communications equipment & services (1.4%)
 Ericsson (LM) Cl B ADR       52,800      2,336,400

 Multi-industry conglomerates (1.2%)
 Ortivus Cl B                 55,000(b)   1,906,260


 Switzerland (2.0%)

 Health care
 Novartis                      1,420      2,222,106
 Roche Holding                   109        957,075
 Total                                    3,179,181


 United Kingdom (8.3%)

 Computers & office equipment (2.2%)
 JBA Holdings                223,000      3,580,562

 Electronics (0.9%)
 Johnson Matthey             150,000      1,473,996

 Energy (1.0%)
 Shell Transport & Trading   223,000      1,579,934

 Health care (1.5%)
 Glaxo Wellcome               59,400      1,270,997
 SmithKline Beecham          118,800      1,124,574
 Total                                    2,395,571

 Media (1.2%)
 Pearson                     156,000      1,981,594

 Multi-industry conglomerates (1.5%)
 Siebe                       125,000      2,391,681


 United States (13.6%)

 Aerospace & defense (1.9%)
 Rohr                        100,000(b)   3,031,250

 Banks and savings & loans (1.2%)
 BankBoston                   25,000      2,026,563

 Communications equipment & services (0.7%)
 Motorola                     18,000      1,111,500

 Computers & office equipment (2.2%)
 Compaq Computer              30,000(b)   1,912,500
 Oracle                       45,000(b)   1,610,156
 Total                                    3,522,656

 Energy equipment & services (0.9%)
 Camco Intl                   20,000      1,445,000

 Health care (0.9%)
 Pfizer                       20,500      1,450,375

 Insurance (1.3%)
 Prudential                  200,000      2,131,342

 Metals (2.4%)
 EASCO                       150,000      1,818,750
 Stillwater Mining           100,000(b)   2,075,000
 Total                                    3,893,750

 Multi-industry conglomerates (0.2%)
 General Electric             59,404        378,038

 Retail (0.8%)
 Wal-Mart Stores              39,000      1,369,875

 Utilities -- telephone (1.1%)
 AirTouch Communications      46,200(b)   1,784,475

 Total common stocks
 (Cost: $136,236,656)                  $138,359,460

 Other (0.1%)
 Issuer                       Shares       Value(a)

 Canada (--%)

 Metals
 Banro Resource
    Warrants                  11,000(c)    $     --

 Chile (--%)

 Multi-industry conglomerates
 Madeco
    Rights                     5,285(c)          --

 France (0.1%)

 Miscellaneous
 Rhone Poulenc
    Warrants                  31,490         99,382

 Total other
(Cost: $--)                                 $99,382


Short-term securities (17.8%)
Issuer       Annualized         Amount     Value(a)
               yield on     payable at
                date of       maturity
               purchase

 U.S. government agency (3.7%)
 Federal Home Loan Mtge Corp Disc Nts
      11-13-97     5.33%   $   400,000  $   399,279
      12-01-97     5.48      1,900,000    1,891,371
      11-13-97     5.47      3,700,000    3,693,266
 Total                                    5,983,916

 Commercial paper (14.1%)
 BBV Finance
      11-06-97     5.52      3,000,000    2,997,708
 Colgate-Palmolive
      11-07-97     5.56      7,100,000    7,093,456
 Gannett
      11-06-97     5.54      1,800,000    1,798,625
 Metlife
      11-25-97     5.53      1,500,000$   1,494,490
 Morgan Stanley
      11-18-97     5.52      1,900,000    1,895,065
 Pacific Life
      11-07-97     5.51      7,600,000    7,593,046
 Total                                   22,872,390

 Total short-term securities
(Cost: $28,856,306)                    $ 28,856,306


 Total investment in securities
(Cost: $165,092,962)(f)                $167,315,148

See accompanying notes to investments in securities.


      Investments in securities

      IDS Life Series Fund, Inc.
      International Equity Portfolio


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. Dollars.

(b) Non-income producing.

(c) Negligible market value.

(d) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Oct. 31, 1997 are as follows:

                                      Beginning          Purchase         Sales         Ending          Dividend
Issuer                                     cost              cost          cost           cost            Income

Posadas de Mexico*                   $  997,840           $345,820    $1,343,660           $--               $--

Telecomunicacoes Brasileiras -
   Telebras ADR                       1,592,232                --     1,592,232             --                --
                                      ---------           --------    ---------         -------            ------

Total                                $2,590,072           $345,820   $2,935,892            $--               $--

*Issuer was not an affiliate for the entire period.

(e) At Oct. 31,1997, the cost of securities for federal income tax purposes was approximately $165,093,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

 Unrealized appreciation.......................................$12,435,000
 Unrealized depreciation.......................................(10,213,000)
 Net unrealized appreciation...................................$ 2,222,000


Directors and officers

      Directors and officers of the fund

President and
interested director

      Richard W. Kling
      President, IDS Life.


Independent
directors

      Edward Landes
      Retired, former development consultant.

      Carl N. Platou
      President Emeritus and chief executive officer, Fairview Hospital and Healthcare Serviecs.

      Gordon H. Ritz
      Director Mid America Publishing and Atrix International Inc. Former president, Con Rad Broadcasting Corp.

Other officers

      Lorraine R. Hart
      Vice president, Investments

      Jeffrey S. Horton
      Vice president and controller

      Paul F. Kolkman
      Vice president and chief actuary

      Timothy S. Meehan
      Secretary

      William A. Stoltzmann
      General counsel and assistant secretary


*Interested person as defined by the Investment Company Act of 1940.

AMERICAN EXPRESS Financial Advisors


IDS Life Series Fund, Inc.
IDS Tower 10
Minneapolis, MN 55440-0010